DEAR SHAREHOLDER:
This report relates to the operations of the Jackson National Life Defined Strategies Variable Annuity for the period ended December 31, 1999. The following Money Manager commentaries, graphs and tables provide you with information regarding each Series' performance during the period.

[FIRST TRUST LOGO]              JNL/FIRST TRUST THE DOW(SM) TARGET 5 SERIES

                                FIRST TRUST ADVISORS L.P.

                                TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust The Dow(SM) Target 5 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite a rising interest rate environment, the second half of 1999 was generally positive for U.S. stocks. Initially, the stock market suffered through a correction lasting from mid-July through mid-October as investors digested a couple of Federal Reserve interest rate hikes and their potential impact of slowing corporate earnings growth. But the stock market staged an impressive rally through the end of the year led by technology shares as the nation's economy remained strong and investors' fears of Y2K subsided. The trading during the latter part of this period was characterized by heavy investor demand for early stage growth companies, particularly technology and communications-related shares, at the expense of value stocks.

The Series returned -22.10% for the period from inception on July 2, 1999 through December 31, 1999 as compared to 4.01% for its benchmark, the Dow Jones Industrial Average. The Series has been hurt in recent months by substantial weakness in three of its five components. Philip Morris has been hit hard (down 41%) due to concerns about the tobacco industry's mounting legal battles. Caterpillar retreated (down 20%) after announcing significantly lower year over year third quarter profits and repeatedly warning analysts about 1999 full year earnings. Goodyear Tire (down 50%) has been punished due to disappointment over its fourth straight quarter of declining earnings. In addition, Goodyear was removed from the Dow Jones Index effective November 1, 1999. The two remaining holdings, Du Pont and General Motors, have also lagged the index contributing to the Series' disappointing showing during the second half of 1999.

The outlook for U.S. stocks remains bullish as we enter 2000 due in large part to the booming U.S. economy. While negative factors such as the likelihood of further Federal Reserve interest rate hikes, lofty valuation levels and the perceived narrowness of the market may result in a correction sometime during the next year, the expected continuing strength in U.S. corporate earnings should ultimately result in higher stock prices.

The Series identifies strong, established companies that are currently out of favor on Wall Street and likely to rebound. We believe these companies are well positioned to benefit from either a broadening of the current market rally, or a rotation out of the speculative, high-tech names that have been leading the market. Therefore, we expect the Series to perform well going forward and reward the patient, value-oriented investor.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

JNL/FIRST TRUST THE DOW(SM) TARGET 5 SERIES AND THE

DOW JONES INDUSTRIAL AVERAGE

[LINE GRAPH]

                                                              JNL/FIRST TRUST THE DOW TARGET 5
                                                                           SERIES                  DOW JONES INDUSTRIAL AVERAGE
                                                              --------------------------------     ----------------------------
7/02/1999                                                                  10000                              10000
7/31                                                                        9340                               9571
8/31                                                                        9320                               9750
9/30                                                                        8720                               9318
10/31                                                                       8420                               9678
11/30                                                                       7870                               9830
12/31/1999                                                                  7790                              10401


                                                    TOTAL RETURN

                                                    FOR THE PERIOD

                                                    FROM JULY 2, 1999* TO

                                                    DECEMBER 31, 1999....-22.10%
                                                    Past performance is not
                                                    predictive of future
                                                    performance. Investment
                                                    return and principal
                                                    value will fluctuate so
                                                    that an investor's
                                                    shares, when redeemed,
                                                    may be more or less than
                                                    their original cost.
                                                    Performance numbers are
                                                    net of all Series
                                                    operating expenses, but
                                                    do not reflect the
                                                    deduction of insurance
                                                    charges.
---------------
* Commencement of operations.

JNL/FIRST TRUST THE DOW TARGET 5 SERIES
FINANCIAL STATEMENTS
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
December 31, 1999

ASSETS
Investments (cost $ 4,479)                    $       4,214
Receivables:
  Dividends and interest                                 12
  Fund shares sold                                        8
                                              --------------
TOTAL ASSETS                                          4,234
                                              --------------

LIABILITIES
Cash overdraft                                          286
Payables:
  Advisory fees                                           3
  Investment securities purchased                        93
                                              --------------
TOTAL LIABILITIES                                       382
                                              --------------

NET ASSETS                                    $       3,852
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital                               $       4,336
Undistributed net investment income                      29
Accumulated net realized loss
  on investments                                       (248)
Net unrealized depreciation on investments             (265)
                                              ==============
                                              $       3,852
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED                           494
                                              ==============

NET ASSET VALUE PER SHARE                     $        7.79
                                              ==============


Statement of Operations
For the Period Ended December 31, 1999*

INVESTMENT INCOME
  Dividends                                   $          34
  Interest                                                4
                                              --------------
TOTAL INVESTMENT INCOME                                  38
                                              --------------

EXPENSES
  Advisory fees                                           8
  Administrative fees                                     1
                                              --------------
TOTAL EXPENSES                                            9
                                              --------------
NET INVESTMENT INCOME                                    29
                                              --------------

REALIZED AND UNREALIZED LOSS
  Net realized loss on investments                     (248)
  Net change in unrealized depreciation
    on investments                                     (265)
                                              --------------
NET REALIZED AND UNREALIZED LOSS                       (513)
                                              --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS    $        (484)
                                              ==============

------------------------------------------------------------
*    For the period beginning July 2, 1999 (commencement of operations).

                     See notes to the financial statements.

JNL/FIRST TRUST THE DOW TARGET 5 SERIES

Statement of Changes in Net Assets
(in thousands)

                                              PERIOD FROM
                                                JULY 2,
                                                1999* TO
                                              DECEMBER 31,
                                                  1999
                                              --------------

OPERATIONS
  Net investment income                       $          29
  Net realized loss on investments                     (248)
  Net change in unrealized depreciation
    on investments                                     (265)
                                              --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS             (484)
                                              --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares                    5,278
  Cost of shares redeemed                              (942)
                                              --------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS                                  4,336
                                              --------------

NET INCREASE IN NET ASSETS                            3,852

NET ASSETS BEGINNING OF PERIOD                            -
                                              --------------

NET ASSETS END OF PERIOD                      $       3,852
                                              ==============

UNDISTRIBUTED NET INVESTMENT INCOME           $          29
                                              ==============


Financial Highlights


                                              PERIOD FROM
                                                JULY 2,
                                               1999* TO
                                             DECEMBER 31,
                                                 1999
                                             ---------------

SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $        10.00
                                             ---------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                0.06
  Net realized and unrealized loss
    on investments                                    (2.27)
                                             ---------------
Total loss from operations                            (2.21)
                                             ---------------

NET ASSET VALUE, END OF PERIOD               $         7.79
                                             ===============

TOTAL RETURN (A)                                     (22.10)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $        3,852
  Ratio of expenses to average net
    assets (b)                                         0.85%
  Ratio of net investment income to
  average net assets (b)                               2.83%
  Portfolio turnover                                  40.15%


--------------------------------------------------------------------------------
  (1)SHARE TRANSACTIONs:

    Shares sold                                          617
    Shares redeemed                                     (123)
                                               --------------
    Net increase                                         494
                                               ==============

--------------------------------------------------------------------------------
  PURCHASES AND SALES OF INVESTMENT
  SECURITIES
     (EXCLUDING SHORT-TERM SECURITIES):
     Purchases of securities                 $         5,112
     Proceeds from sales of securities                   765

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                     JNL/FIRST TRUST THE DOW TARGET 5 SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999
                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 90.98%

AUTO MANUFACTURERS - 26.17%
   General Motors Corp.                  15,177    $    1,103

AUTO PARTS & EQUIPMENT - 11.30%
   Goodyear Tire & Rubber Co.            16,900           476

CHEMICALS - 22.40%
   E. I. du Pont de Nemours & Co.        14,321           944

MACHINERY - 17.77%
   Caterpillar Inc.                      15,916           749

TOBACCO - 13.34%
   Philip Morris Cos. Inc.               24,222           562
                                                 --------------


      Total Common Stocks
         (cost $ 4,099)                                  3,834
                                                 --------------


                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

SHORT TERM INVESTMENTS - 9.02%

MONEY MARKET FUNDS - 9.02%
   Dreyfus Cash Management Plus,
     5.53% (a)                          189,992     $     190
   Dreyfus Government Cash
   Management, 5.08% (a)                189,992           190
                                                 --------------

      Total Short Term Investments
          (cost $380)                                     380
                                                 --------------


TOTAL INVESTMENTS - 100%
   (cost $ 4,479)                                  $    4,214
                                                 ==============


--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1999.

                     See notes to the financial statements.

[FIRST TRUST LOGO]              JNL/FIRST TRUST THE DOW(SM) TARGET 10 SERIES

                                FIRST TRUST ADVISORS L.P.

                                TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust The Dow(SM) Target 10 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite a rising interest rate environment, the second half of 1999 was generally positive for U.S. stocks. Initially, the stock market suffered through a correction lasting from mid-July through mid-October as investors digested a couple of Federal Reserve interest rate hikes and their potential impact of slowing corporate earnings growth. But the stock market staged an impressive rally through the end of the year led by technology shares as the nation's economy remained strong and investors' fears of Y2K subsided. The trading during the latter part of this period was characterized by heavy investor demand for early stage growth companies, particularly technology and communications-related shares, at the expense of value stocks.

The Series returned -12.70% for the period from inception on July 2, 1999 through December 31, 1999 as compared to 4.01% for its benchmark, the Dow Jones Industrial Average. The Series has been hurt in recent months by substantial weakness in three of its ten components. Philip Morris has been hit hard (down 41%) due to concerns about the tobacco industry's mounting legal battles. Caterpillar retreated (down 20%) after announcing significantly lower year over year third quarter profits and repeatedly warning analysts about 1999 full year earnings. Goodyear Tire (down 50%) has been punished due to disappointment over its fourth straight quarter of declining earnings. In addition, Goodyear was removed from the Dow Jones Index effective November 1, 1999. Of the remaining seven components of the Series, three posted positive returns for the period, and only one, Minnesota Mining (up 9%), beat the index.

The outlook for U.S. stocks remains bullish as we enter 2000 due in large part to the booming U.S. economy. While negative factors such as the likelihood of further Federal Reserve interest rate hikes, lofty valuation levels and the perceived narrowness of the market may result in a correction sometime during the next year, the expected continuing strength in U.S. corporate earnings should ultimately result in higher stock prices.

The Series identifies strong, established companies that are currently out of favor on Wall Street and likely to rebound. We believe these companies are well positioned to benefit from either a broadening of the current market rally, or a rotation out of the speculative, high-tech names that have been leading the market. Therefore, we expect the Series to perform well going forward and reward the patient, value-oriented investor.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

JNL/FIRST TRUST THE DOW(SM) TARGET 10 SERIES AND THE

DOW JONES INDUSTRIAL AVERAGE

[LINE GRAPH]

                                                               JNL/FIRST TRUST THE DOW TARGET
                                                                         10 SERIES                 DOW JONES INDUSTRIAL AVERAGE
                                                               ------------------------------      ----------------------------
7/02/1999                                                                  10000                              10000
7/31                                                                        9420                               9571
8/31                                                                        9600                               9750
9/30                                                                        9160                               9318
10/31                                                                       9020                               9678
11/30                                                                       8720                               9830
12/31/1999                                                                  8730                              10401


                                                    TOTAL RETURN

                                                    FOR THE PERIOD

                                                    FROM JULY 2, 1999* TO

                                                    DECEMBER 31, 1999....-12.70%
                                                    Past performance is not
                                                    predictive of future
                                                    performance. Investment
                                                    return and principal
                                                    value will fluctuate so
                                                    that an investor's
                                                    shares, when redeemed,
                                                    may be more or less than
                                                    their original cost.
                                                    Performance numbers are
                                                    net of all Series
                                                    operating expenses, but
                                                    do not reflect the
                                                    deduction of insurance
                                                    charges.
---------------
* Commencement of operations.

JNL/FIRST TRUST THE DOW TARGET 10 SERIES
FINANCIAL STATEMENTS
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
December 31, 1999

ASSETS
Investments (cost $8,514)                     $       8,148
Receivables:
  Dividends and interest                                 23
  Fund shares sold                                        7
                                              --------------
TOTAL ASSETS                                          8,178
                                              --------------

LIABILITIES
Cash overdraft                                          151
Payables:
  Advisory fees                                           5
  Administrative fees                                     1
  Fund shares redeemed                                    4
  Investment securities purchased                       231
                                              --------------
TOTAL LIABILITIES                                       392
                                              --------------

NET ASSETS                                    $       7,786
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital                               $       8,263
Undistributed net investment income                      49
Accumulated net realized loss on
  on investments                                       (160)
Net unrealized depreciation on investments             (366)
                                              ==============
                                              $       7,786
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED                           892
                                              ==============

NET ASSET VALUE PER SHARE                     $        8.73
                                              ==============


Statement of Operations
For the Period Ended December 31, 1999*

INVESTMENT INCOME
  Dividends                                   $          60
  Interest                                                6
                                              --------------
TOTAL INVESTMENT INCOME                                  66
                                              --------------

EXPENSES
  Advisory fees                                          15
  Administrative fees                                     2
                                              --------------
TOTAL EXPENSES                                           17
                                              --------------
NET INVESTMENT INCOME                                    49
                                              --------------

REALIZED AND UNREALIZED LOSS
  Net realized loss on investments                     (160)
  Net change in unrealized depreciation
    on investments                                     (366)
                                              --------------
NET REALIZED AND UNREALIZED LOSS                       (526)
                                              --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS    $        (477)
                                              ==============

------------------------------------------------------------
*    For the period beginning July 2, 1999 (commencement of operations).

                     See notes to the financial statements.

JNL/FIRST TRUST THE DOW TARGET 10 SERIES


Statement of Changes in Net Assets
(in thousands)

                                              PERIOD FROM
                                                JULY 2,
                                                1999* TO
                                              DECEMBER 31,
                                                  1999
                                              --------------

OPERATIONS
  Net investment income                       $          49
  Net realized loss on investments                     (160)
  Net change in unrealized depreciation
    on investments                                     (366)
                                              --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS             (477)
                                              --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares                    9,749
  Cost of shares redeemed                            (1,486)
                                              --------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS                                  8,263
                                              --------------

NET INCREASE IN NET ASSETS                            7,786

NET ASSETS BEGINNING OF PERIOD                            -
                                              --------------

NET ASSETS END OF PERIOD                      $       7,786
                                              ==============

UNDISTRIBUTED NET INVESTMENT INCOME           $          49
                                              ==============


Financial Highlights


                                              PERIOD FROM
                                                JULY 2,
                                               1999* TO
                                             DECEMBER 31,
                                                 1999
                                             ---------------

SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $        10.00
                                             ---------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                0.05
  Net realized and unrealized loss
    on investments                                    (1.32)
                                             ---------------
Total loss from operations                            (1.27)
                                             ---------------

NET ASSET VALUE, END OF PERIOD               $         8.73
                                             ===============

TOTAL RETURN (A)                                     (12.70%)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $        7,786
  Ratio of expenses to average net
    assets (b)                                         0.85%
  Ratio of net investment income to
  average net assets (b)                               2.53%
  Portfolio turnover                                  23.32%


--------------------------------------------------------------------------------
  (1)SHARE TRANSACTIONs:

    Shares sold                                        1,064
    Shares redeemed                                     (172)
                                               --------------
    Net increase                                         892
                                               ==============

--------------------------------------------------------------------------------
  PURCHASES AND SALES OF INVESTMENT
  SECURITIES
     (EXCLUDING SHORT-TERM SECURITIES):

     Purchases of securities                 $         9,117
     Proceeds from sales of securities                   877

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                    JNL/FIRST TRUST THE DOW TARGET 10 SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 94.7%

AUTO MANUFACTURERS - 12.1%
   General Motors Corp.                  13,943     $     981

AUTO PARTS & EQUIPMENT - 5.2%
   Goodyear Tire & Rubber Co.            15,014           423

BANKS - 9.9%
   J.P. Morgan & Co. Inc.                 6,374           807

CHEMICALS - 10.3%
   E. I. du Pont de Nemours & Co.        12,726           838

MACHINERY - 20.1%
   Caterpillar Inc.                      14,157           666
   Minnesota Mining & Manufacturing       9,938           973
   Co.
                                                 --------------
                                                        1,639

MANUFACTURING - 10.1%
   Eastman Kodak Co.                     12,454           825

OIL & GAS PRODUCERS - 20.9%
   Chevron Corp.                          9,204           797
   Exxon Mobil Corp.                     11,245           906
                                                 --------------
                                                        1,703

TOBACCO - 6.1%
   Philip Morris Cos. Inc.               21,474           498
                                                 --------------


     Total Common Stocks
       (cost $8,080)                                    7,714
                                                 --------------

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

SHORT TERM INVESTMENTS - 5.3%

MONEY MARKET FUNDS - 5.3%
   Dreyfus Cash Management Plus,
    5.53% (a)                           381,923     $     382
   Dreyfus Government Cash
   Management, 5.08% (a)                 51,886            52
                                                 --------------


     Total Short Term Investments
       (cost $434)                                        434
                                                 --------------


TOTAL INVESTMENTS - 100%
   (cost $8,514)                                   $    8,148
                                                 ==============





--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1999.

                     See notes to the financial statements.

[FIRST TRUST LOGO]              JNL/FIRST TRUST THE S&P(R) TARGET 10 SERIES

                                FIRST TRUST ADVISORS L.P.

                                TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust The S&P(R) Target 10 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite a rising interest rate environment, the second half of 1999 was generally positive for U.S. stocks. Initially, the stock market suffered through a correction lasting from mid-July through mid-October as investors digested a couple of Federal Reserve interest rate hikes and their potential impact of slowing corporate earnings growth. But the stock market staged an impressive rally through the end of the year led by technology shares as the nation's economy remained strong and investors' fears of Y2K subsided. The trading during the latter part of this period was characterized by heavy investor demand for early stage growth companies, particularly technology and communications-related shares, at the expense of value stocks.

The Series returned 10.60% for the period from inception on July 2, 1999 through December 31, 1999. The Series handily beat the S&P 500 Index for this period, benefiting from an ability to detect undervalued stocks with current momentum. This provided the Series with significant weightings in technology stocks that were beginning to appreciate. In particular, the Series included Motorola (up 51%), Solectron (up 40%), and Hewlett Packard (up 13%). In addition, the market also realized the value of two non-tech names driving Alcoa (up 30%) and Sprint (Fon Group) (up 34%) to solid gains.

The outlook for U.S. stocks remains bullish as we enter 2000 due in large part to the booming U.S. economy. While negative factors such as the likelihood of further Federal Reserve interest rate hikes, lofty valuation levels and the perceived narrowness of the market may result in a correction sometime during the next year, the expected continuing strength in U.S. corporate earnings should ultimately result in higher stock prices.

The Series should continue to perform well relative to the S&P 500 in 2000 no matter what sectors lead the market. The Series' slight over-weighting in technology issues should allow it to outperform the index if technology continues to lead the market. Additionally, the Series holds diverse positions in industries such as basic materials, energy, transportation, and retailing, which should help to offset any weakness in technology issues.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

JNL/FIRST TRUST THE S&P(R) TARGET 10 SERIES AND THE S&P 500 INDEX

[LINE GRAPH]

                                                               JNL/FIRST TRUST THE S&P TARGET
                                                                         10 SERIES                        S&P 500 INDEX
                                                               ------------------------------             -------------
7/02/1999                                                                  10000                              10000
7/31                                                                        9610                               9558
8/31                                                                        9540                               9511
9/30                                                                        9250                               9250
10/31                                                                       9780                               9836
11/30                                                                      10520                              10036
12/31/1999                                                                 11060                              10627


                                                    TOTAL RETURN

                                                    FOR THE PERIOD

                                                    FROM JULY 2, 1999* TO

                                                    DECEMBER 31, 1999.....10.60%
                                                    Past performance is not
                                                    predictive of future
                                                    performance. Investment
                                                    return and principal
                                                    value will fluctuate so
                                                    that an investor's
                                                    shares, when redeemed,
                                                    may be more or less than
                                                    their original cost.
                                                    Performance numbers are
                                                    net of all Series
                                                    operating expenses, but
                                                    do not reflect the
                                                    deduction of insurance
                                                    charges.
---------------
* Commencement of operations.

JNL/FIRST TRUST THE S&P TARGET 10 SERIES
FINANCIAL STATEMENTS
(in thousands, except net asset value per share)

Statement of Assets and Liabilities
December 31, 1999

ASSETS
Investments (cost $ 8,646)                    $       9,559
Receivables:
  Dividends and interest                                  5
  Fund shares sold                                        2
                                              --------------
TOTAL ASSETS                                          9,566
                                              --------------

LIABILITIES
Cash overdraft                                          201
Payables:
  Advisory fees                                           5
  Administrative fees                                     1
  Investment securities purchased                       167
                                              --------------
TOTAL LIABILITIES                                       374
                                              --------------

NET ASSETS                                    $       9,192
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital                               $       8,235
Undistributed net investment income                       3
Accumulated net realized gain
  on investments                                         41
Net unrealized appreciation on investments              913
                                              ==============
                                              $       9,192
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                          831
                                              ==============

NET ASSET VALUE PER SHARE                     $       11.06
                                              ==============

Statement of Operations
For the Period Ended December 31, 1999*

INVESTMENT INCOME
  Dividends                                   $          13
  Interest                                                6
                                              --------------
TOTAL INVESTMENT INCOME                                  19
                                              --------------

EXPENSES
  Advisory fees                                          14
  Administrative fees                                     2
                                              --------------
TOTAL EXPENSES                                           16
                                              --------------
NET INVESTMENT INCOME                                     3
                                              --------------

REALIZED AND UNREALIZED GAIN
  Net realized gain on investments                       41
  Net change in unrealized appreciation
    on investments                                      913
                                              --------------
NET REALIZED AND UNREALIZED GAIN                        954
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $         957
                                              ==============

------------------------------------------------------------
*    For the period beginning July 2, 1999 (commencement of operations).

                     See notes to the financial statements.

JNL/FIRST TRUST THE S&P TARGET 10 SERIES

Statement of Changes in Net Assets
(in thousands)

                                              PERIOD FROM
                                                JULY 2,
                                                1999* TO
                                              DECEMBER 31,
                                                  1999
                                              --------------

OPERATIONS
  Net investment income                       $           3
  Net realized gain on investments                       41
  Net change in unrealized appreciation
    on investments                                      913
                                              --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS              957
                                              --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares                    9,627
  Cost of shares redeemed                            (1,392)
                                              --------------
NET INCREASE IN NET ASSETS FROM
    SHARE TRANSACTIONS                                8,235
                                              --------------

NET INCREASE IN NET ASSETS                            9,192

NET ASSETS BEGINNING OF PERIOD                            -
                                              --------------

NET ASSETS END OF PERIOD                      $       9,192
                                              ==============

UNDISTRIBUTED NET INVESTMENT INCOME           $           3
                                              ==============


Financial Highlights


                                              PERIOD FROM
                                                JULY 2,
                                               1999* TO
                                             DECEMBER 31,
                                                 1999
                                             ---------------

SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $        10.00
                                             ---------------

INCOME FROM OPERATIONS:
  Net investment income                                0.01
  Net realized and unrealized gains
    on investments                                     1.05
                                             ---------------
Total income from operations                           1.06
                                             ---------------

NET ASSET VALUE, END OF PERIOD               $        11.06
                                             ===============

TOTAL RETURN (A)                                      10.60%

RATIOS AND SUPPLEMENTAL DATA:

  Net assets, end of period (in thousands)   $        9,192
  Ratio of expenses to average net
    assets (b)                                         0.85%
  Ratio of net investment income to
  average net assets (b)                               0.16%
  Portfolio turnover                                  27.91%

--------------------------------------------------------------------------------
  (1)SHARE TRANSACTIONs:

    Shares sold                                         965
    Shares redeemed                                    (134)
                                               --------------
    Net increase                                        831
                                               ==============

  PURCHASES AND SALES OF INVESTMENT
  SECURITIES
     (EXCLUDING SHORT-TERM SECURITIES):
     Purchases of securities                 $        9,336
     Proceeds from sales of securities                1,038

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                    JNL/FIRST TRUST THE S&P TARGET 10 SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999
                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 96.79%

COMPUTERS - 9.77%
   Hewlett-Packard Co.                    8,200     $     934

ELECTRONICS - 12.34%
   Solectron Corp. (a)                   12,391         1,179

MACHINERY - 7.20%
   Ingersoll-Rand Co.                    12,497           688

METALS & MINING - 10.96%                 12,627         1,048
   Alcoa Inc.

OIL & GAS PRODUCERS - 9.33%
   Enron Corp.                           20,099           892

RETAIL - 17.49%
   Circuit City Stores                    18,728          844
   Tandy Corp.                           16,844           828
                                                 --------------
                                                        1,672

SEMICONDUCTORS - 13.39%
   Motorola Inc.                          8,694         1,280

TELECOMMUNICATIONS - 10.14%
   Sprint Corp.                          14,390           969

TRANSPORTATION - 6.17%
   FDX Corp. (a)                         14,419           590
                                                 --------------

        Total Common Stocks
           (cost $ 8,339)                               9,252
                                                 --------------

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

SHORT TERM INVESTMENTS - 3.21%

MONEY MARKET FUND - 3.21%
   Dreyfus Cash Management Plus,
    5.53% (b)                           306,640     $     307
                                                 --------------

      Total Short Term Investments
          (cost $ 307)                                    307
                                                 --------------


TOTAL INVESTMENTS - 100%
   (cost $ 8,646)                                $      9,559
                                                 ==============


--------------------------------------------------------------------------------
(a).Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1999.


                     See notes to the financial statements.

[FIRST TRUST LOGO]              JNL/FIRST TRUST GLOBAL TARGET 15 SERIES

                                FIRST TRUST ADVISORS L.P.

                                TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Global Target 15 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite a rising interest rate environment, the second half of 1999 was generally positive for U.S. and Global stocks. Initially, the stock market suffered through a correction lasting from mid-July through mid-October as investors digested a couple of Federal Reserve interest rate hikes and their potential impact of slowing corporate earnings growth. But the stock market staged an impressive rally through the end of the year led by technology shares as the nation's economy remained strong and investors' fears of Y2K subsided. The trading during the latter part of this period was characterized by heavy investor demand for early stage growth companies, particularly technology and communications-related shares, at the expense of value stocks.

The Series returned -10.10% for the period from inception on July 2, 1999 through December 31, 1999. The U.S. portion of the Series has been hurt in recent months by substantial weakness in three of its five components. Of note was Philip Morris (down 41%) which came under pressure due to concerns about the tobacco industry's mounting legal battles, and Goodyear Tire (down 50%) which has been punished due to disappointment over its fourth straight quarter of declining earnings. Globally, the Hong Kong and London portions of the Series have also suffered due to weakness in the international real estate, construction and retail sectors which are currently heavily weighted in the Series. The Series' one big winner was Henderson Investment (up 47%) which has appreciated significantly since an analyst commented favorably on the likely prospects of a strong recovery in the Asian real estate markets.

The outlook for U.S. and Global stocks remains bullish as we enter 2000 due in large part to the booming U.S. and recovering international economies. While negative factors such as the likelihood of further Federal Reserve interest rate hikes, lofty valuation levels and the perceived narrowness of the market may result in a correction sometime during the next year, the expected continuing strength in U.S. corporate earnings should ultimately result in higher stock prices. A number of factors could help the Series to rebound in 2000. Chief among them would be a much anticipated broadening of the current market rally, a rotation out of the speculative, high-tech names that have been leading the market, and the benefits of improving international economies, especially those in Asia.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

JNL/FIRST TRUST GLOBAL TARGET 15 SERIES, DOW JONES INDUSTRIAL AVERAGE,

HANG SENG STOCK INDEX AND THE LONDON STOCK MARKET FT30

[LINE GRAPH]

                                          JNL/FIRST TRUST
                                          GLOBAL TARGET 15     DOW JONES INDUSTRIAL     HANG SENG STOCK      LONDON STOCK MARKET
                                               SERIES                AVERAGE                 INDEX                   FT30
                                          ----------------     --------------------     ---------------      -------------------
7/02/1999                                      10000                  10000                  10000                  10000
7/31                                            9420                   9571                   9297                   9775
8/31                                            9450                   9750                   9547                   9852
9/30                                            8630                   9318                   9028                   9221
10/31                                           8160                   9678                   9446                   9146
11/30                                           8350                   9830                  10995                   9547
12/31/1999                                      8990                  10401                  12134                  10160


                                                    TOTAL RETURN

                                                    FOR THE PERIOD

                                                    FROM JULY 2, 1999* TO

                                                    DECEMBER 31, 1999....-10.10%
                                                    Past performance is not
                                                    predictive of future
                                                    performance. Investment
                                                    return and principal
                                                    value will fluctuate so
                                                    that an investor's
                                                    shares, when redeemed,
                                                    may be more or less than
                                                    their original cost.
                                                    Performance numbers are
                                                    net of all Series
                                                    operating expenses, but
                                                    do not reflect the
                                                    deduction of insurance
                                                    charges.
---------------
* Commencement of operations.

JNL/FIRST TRUST GLOBAL TARGET 15 SERIES
FINANCIAL STATEMENTS
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
December 31, 1999

ASSETS
Investments (cost $ 1,905)                    $       2,001
Cash                                                      4
Foreign currency                                          6
Receivables:
  Dividends and interest                                 10
  Fund shares sold                                        6
  Investment securities sold                              9
                                              --------------
TOTAL ASSETS                                          2,036
                                              --------------

LIABILITIES
Payable:
  Advisory fees                                           2
                                              --------------
TOTAL LIABILITIES                                         2
                                              --------------

NET ASSETS                                    $       2,034
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital                               $       2,063
Undistributed net investment income                      23
Accumulated net realized loss on                       (148)
investments
Net unrealized appreciation on investments               96
                                              ==============
                                              $       2,034
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED                           226
                                              ==============

NET ASSET VALUE PER SHARE                     $        8.99
                                              ==============


Statement of Operations
For the Period Ended December 31, 1999*

INVESTMENT INCOME
  Dividends                                   $          27
  Interest                                                3
  Foreign tax withheld                                   (1)
                                              --------------
TOTAL INVESTMENT INCOME                                  29
                                              --------------

EXPENSES
  Advisory fees                                           5
  Administrative fees                                     1
                                              --------------
TOTAL EXPENSES                                            6
                                              --------------
NET INVESTMENT INCOME                                    23
                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss on investments                     (148)
  Net change in unrealized appreciation
    on investments                                       96
                                              --------------
NET REALIZED AND UNREALIZED LOSS                        (52)
                                              --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS    $         (29)
                                              ==============

------------------------------------------------------------
*    For the period beginning July 2, 1999 (commencement of operations).

                     See notes to the financial statements.

JNL/FIRST TRUST GLOBAL TARGET 15 SERIES


Statement of Changes in Net Assets
(in thousands)

                                              PERIOD FROM
                                                JULY 2,
                                                1999* TO
                                              DECEMBER 31,
                                                  1999
                                              --------------

OPERATIONS
  Net investment income                       $          23
  Net realized loss on investments                     (148)
  Net change in unrealized appreciation
    on investments                                       96
                                              --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS              (29)
                                              --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares                    3,056
  Cost of shares redeemed                              (993)
                                              --------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS                                  2,063
                                              --------------

NET INCREASE IN NET ASSETS                            2,034

NET ASSETS BEGINNING OF PERIOD                            -
                                              --------------

NET ASSETS END OF PERIOD                      $       2,034
                                              ==============

UNDISTRIBUTED NET INVESTMENT INCOME           $          23
                                              ==============


Financial Highlights


                                              PERIOD FROM
                                                JULY 2,
                                               1999* TO
                                             DECEMBER 31,
                                                 1999
                                             ---------------

SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $        10.00
                                             ---------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                0.11
  Net realized and unrealized loss
    on investments                                    (1.12)
                                             ---------------
Total loss from operations                            (1.01)
                                             ---------------

NET ASSET VALUE, END OF PERIOD               $         8.99
                                             ===============

TOTAL RETURN (A)                                     (10.10)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $        2,034
  Ratio of expenses to average net
    assets (b)                                         0.90%
  Ratio of net investment income to
    average net assets (b)                             3.44%
  Portfolio turnover                                  80.54%

--------------------------------------------------------------------------------
  (1)SHARE TRANSACTIOns

    Shares sold                                          341
    Shares redeemed                                     (115)
                                               --------------
    Net increase                                         226
                                               ==============

  PURCHASES AND SALES OF INVESTMENT
  SECURITIES
     (EXCLUDING SHORT-TERM SECURITIES):
     Purchases of securities                 $         2,843
     Proceeds from sales of securities                   939

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                   JNL/FIRST TRUST THE GLOBAL TARGET 15 SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 92.55%

AIRLINES - 6.25%
   British Airways Plc                   19,167     $     125

AUTO MANUFACTURERS - 7.70%
   General Motors Corp.                   2,122           154

AUTO PARTS & EQUIPMENT - 3.35%
   Goodyear Tire & Rubber Co.             2,366            67

BUILDING MATERIALS - 5.70%
   Blue Circle Industries Plc            19,631           114

CHEMICALS - 6.59%
   E.I. du Pont de Nemours & Co.          2,002           132

FOOD - 6.79%
   Tate & Lyle Plc                        21,181           136

INSURANCE - 5.60%
   Royal & Sun Alliance Insurance
     Group Plc                            14,821           112

MACHINERY - 5.25%
   Caterpillar Inc.                       2,225           105

REAL ESTATE - 28.28%
   Amoy Properties Ltd.                 141,116           119
   Great Eagle Holdings Ltd.             75,598           134
   Hysan Development Co. Ltd.            90,709           115
   Henderson Investment Ltd.            190,509           198
                                                 --------------
                                                          566

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

RETAIL - 5.65%
   Marks & Spencer Plc                   23,775     $     113

TOBACCO - 3.90%
   Philip Morris Cos. Inc.                3,385            78

TELECOMMUNICATIONS - 7.49%
   Cable & Wireless HKT Ltd.             51,809           150
                                                 --------------


        Total Common Stocks
           (cost $1,756)                                1,852
                                                 --------------


SHORT TERM INVESTMENTS - 7.45%

MONEY MARKET FUNDS - 7.45%
   Dreyfus Cash Management Plus,
    5.53% (a)                            98,034            98
   Dreyfus Government Cash
   Management,                           50,655            51
     5.08% (a)
                                                 --------------


      Total Short Term Investments
          (cost $149)                                     149
                                                 --------------


TOTAL INVESTMENTS - 100%
   (cost $1,905)                                    $    2,001
                                                 ==============


--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY COUNTRY, DECEMBER 31, 1999:

                                      % OF INVESTMENT      MARKET VALUE
COUNTRY                                  SECURITIES           (000'S)
-------------------------------------------------------- ------------------
Hong Kong                                        35.8 %        $       716
United Kingdom                                   30.0 %                600
United States                                    34.2 %                685
                                     ------------------- ------------------
  TOTAL                                         100.0 %        $     2,001
                                     =================== ==================


--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1999.


                     See notes to the financial statements.

[FIRST TRUST LOGO]             JNL/FIRST TRUST TARGET 25 SERIES

                               FIRST TRUST ADVISORS L.P.

                               TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Target 25 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite a rising interest rate environment, the second half of 1999 was generally positive for U.S. stocks. Initially, the stock market suffered through a correction lasting from mid-July through mid-October as investors digested a couple of Federal Reserve interest rate hikes and their potential impact of slowing corporate earnings growth. But the stock market staged an impressive rally through the end of the year led by technology shares as the nation's economy remained strong and investors' fears of Y2K subsided. The trading during the latter part of this period was characterized by heavy investor demand for early stage growth companies, particularly technology and communications-related shares, at the expense of value stocks.

The Series returned -17.00% for the period from inception on July 2, 1999 through December 31, 1999 as compared to -3.37% for its benchmark, the S&P Mid 400 Barra Value Index. The Series has suffered recently due to the fact that as a value strategy it focuses on mid-capitalization dividend paying issues trading on the New York Stock Exchange, and not in technology issues trading on the NASDAQ which have been leading the market higher. The market's disdain for value issues is so extreme at this point that only two stocks (8%) in the Series managed to beat the index over this period. They were Weis Markets (up 13%) and Weyerhaeuser (up 10%). Unfortunately, the Series avoided technology and was instead heavily concentrated in basic materials, capital goods, and consumer staples, three sectors which lagged the market during the second half of 1999. Holdings that were particularly troublesome to the Series included Lockheed Martin (down 42%) and Dana Corp (down 36%).

The outlook for U.S. stocks remains bullish as we enter 2000 due in large part to the booming U.S. economy. While negative factors such as the likelihood of further Federal Reserve interest rate hikes, lofty valuation levels and the perceived narrowness of the market may result in a correction sometime during the next year, the expected continuing strength in U.S. corporate earnings should ultimately result in higher stock prices.

The Series identifies established companies that are likely to provide a combination of capital appreciation and current dividend income, a strategy which has currently fallen out of vogue on Wall Street. However, we believe these companies are well positioned to benefit from either a broadening of the current market rally, or a rotation out of the speculative, high-tech names that have been leading the market. Therefore, we expect the Series to perform well going forward and reward the patient value-oriented investor.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

JNL/FIRST TRUST TARGET 25 SERIES AND THE S&P MID 400 BARRA VALUE INDEX

[LINE GRAPH]

                                                              JNL/FIRST TRUST TARGET 25 SERIES    S&P MID 400 BARRA VALUE INDEX
                                                              --------------------------------    -----------------------------
7/02/1999                                                                  10000                              10000
7/31                                                                        9430                               9846
8/31                                                                        9000                               9473
9/30                                                                        8520                               9007
10/31                                                                       8190                               9186
11/30                                                                       8120                               9373
12/31/1999                                                                  8300                               9663


                                                    TOTAL RETURN

                                                    FOR THE PERIOD

                                                    FROM JULY 2, 1999* TO

                                                    DECEMBER 31, 1999....-17.00%
                                                    Past performance is not
                                                    predictive of future
                                                    performance. Investment
                                                    return and principal
                                                    value will fluctuate so
                                                    that an investor's
                                                    shares, when redeemed,
                                                    may be more or less than
                                                    their original cost.
                                                    Performance numbers are
                                                    net of all Series
                                                    operating expenses, but
                                                    do not reflect the
                                                    deduction of insurance
                                                    charges.
---------------
* Commencement of operations.

JNL/FIRST TRUST TARGET 25 SERIES
FINANCIAL STATEMENTS
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
December 31, 1999

ASSETS
Investments (cost $ 1,987)                    $       1,983
Cash                                                      4
Receivable:
  Dividends and interest                                  4
                                              --------------
TOTAL ASSETS                                          1,991
                                              --------------

LIABILITIES
Payables:
  Advisory fees                                           1
  Investment securities purchased                       132
                                              --------------
TOTAL LIABILITIES                                       133
                                              --------------

NET ASSETS                                    $       1,858
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital                               $       2,063
Undistributed net investment income                      17
Accumulated net realized loss
  on investments                                       (218)
Net unrealized depreciation on investments               (4)
                                              ==============
                                              $       1,858
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                          224
                                              ==============

NET ASSET VALUE PER SHARE                     $        8.30
                                              ==============


Statement of Operations
For the Period Ended December 31, 1999*

INVESTMENT INCOME
  Dividends                                   $          21
  Interest                                                2
                                              --------------
TOTAL INVESTMENT INCOME                                  23
                                              --------------

EXPENSES
  Advisory fees                                           5
  Administrative fees                                     1
                                              --------------
TOTAL EXPENSES                                            6
                                              --------------
NET INVESTMENT INCOME                                    17
                                              --------------

REALIZED AND UNREALIZED LOSS
  Net realized loss on investments                     (218)
  Net change in unrealized depreciation
    on investments                                       (4)
                                              --------------
NET REALIZED AND UNREALIZED LOSS                       (222)
                                              --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS    $        (205)
                                              ==============

------------------------------------------------------------
*    For the period beginning July 2, 1999 (commencement of operations).

                     See notes to the financial statements.

JNL/FIRST TRUST TARGET 25 SERIES


Statement of Changes in Net Assets
(in thousands)

                                              PERIOD FROM
                                                JULY 2,
                                                1999* TO
                                              DECEMBER 31,
                                                  1999
                                              --------------

OPERATIONS
  Net investment income                       $          17
  Net realized loss on investments                     (218)
  Net change in unrealized depreciation
    on investments                                       (4)
                                              --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS             (205)
                                              --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares                    2,893
  Cost of shares redeemed                              (830)
                                              --------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS                                  2,063
                                              --------------

NET INCREASE IN NET ASSETS                            1,858

NET ASSETS BEGINNING OF PERIOD                            -
                                              --------------

NET ASSETS END OF PERIOD                      $       1,858
                                              ==============

UNDISTRIBUTED NET INVESTMENT INCOME           $          17
                                              ==============


Financial Highlights


                                              PERIOD FROM
                                                JULY 2,
                                               1999* TO
                                             DECEMBER 31,
                                                 1999
                                             ---------------

SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $        10.00
                                             ---------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                0.08
  Net realized and unrealized loss
    on investments                                    (1.78)
                                             ---------------
Total loss from operations                            (1.70)
                                             ---------------

NET ASSET VALUE, END OF PERIOD               $         8.30
                                             ===============

TOTAL RETURN (A)                                     (17.00)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $        1,858
  Ratio of expenses to average net
    assets (b)                                         0.85%
  Ratio of net investment income to
    average net assets (b)                             2.48%
  Portfolio turnover                                  66.31%

--------------------------------------------------------------------------------
  (1)SHARE TRANSACTIONs:

    Shares sold                                          328
    Shares redeemed                                     (104)
                                               --------------
    Net increase                                         224
                                               ==============

  PURCHASES AND SALES OF INVESTMENT
  SECURITIES
     (EXCLUDING SHORT-TERM SECURITIES):
     Purchases of securities                 $         2,833
     Proceeds from sales of securities                   799

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                        JNL/FIRST TRUST TARGET 25 SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 91.38%

AEROSPACE & DEFENSE - 10.99%
   B.F. Goodrich Co.                      2,155     $      59
   GenCorp Inc.                           3,539            35
   Lockheed Martin Corp.                  2,400            53
   Northrop Grumman Corp.                 1,313            71
                                                 --------------
                                                          218

AUTO PARTS & EQUIPMENT - 6.91%
   Dana Corp.                             1,826            55
   TRW Inc.                               1,579            82
                                                 --------------
                                                          137
CHEMICALS - 5.90%
   Dow Chemical Co.                         675            90
   Omnova Solutions Inc.                  3,542            27
                                                 --------------
                                                          117

COMMERCIAL SERVICES - 2.88%
   Wallace Computer Services Inc.         3,420            57

ELECTRONICS - 3.03%
   Thomas & Betts Corp.                   1,886            60

FOOD - 15.78%
   ConAgra Inc.                           3,245            73
   Flowers Industries Inc.                4,172            66
   General Mills Inc.                     2,153            77
   Weis Markets Inc.                      2,223            97
                                                 --------------
                                                          313

FOREST PRODUCTS & PAPER - 16.74%
   Abitibi Consolidated Inc.              7,590            90
   Lanier Worldwide, Inc. (a)             2,252             9
   Louisiana-Pacific Corp.                3,785            54
   Rayonier Inc.                          1,760            85
   Weyerhaeuser Co.                       1,309            94
                                                 --------------
                                                          332


                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

HAND & MACHINE TOOLS - 7.36%
   Snap-On Inc.                           2,372     $      63
   Stanley Works                          2,749            83
                                                 --------------
                                                          146

MANUFACTURING - 11.90%
   Cooper Industries Inc.                 1,653            67
   Dexter Corp.                           2,064            82
   PPG Industries Inc.                    1,394            87
                                                 --------------
                                                          236

OIL & GAS PRODUCTS - 3.38%
   USX-Marathon Group                     2,707            67

RETAIL - 3.48%
   American Greetings Corp - Class A      2,917            69

TELECOMMUNICATIONS - 3.03%
   Harris Corp.                           2,267            60
                                                 --------------


        Total Common Stocks
           (cost $ 1,816)                               1,812
                                                 --------------


SHORT TERM INVESTMENTS - 8.62%

MONEY MARKET FUNDS - 8.62%
   Dreyfus Cash Management Plus,
    5.53% (b)                            89,980            90
   Dreyfus Government Cash
   Management, 5.08% (b)                 80,640            81
                                                 --------------


      Total Short Term Investments
          (cost $ 171)                                    171
                                                 --------------


TOTAL INVESTMENTS - 100%
   (cost $ 1,987)                                  $    1,983
                                                 ==============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1999.

                     See notes to the financial statements.

[FIRST TRUST LOGO]              JNL/FIRST TRUST TARGET SMALL-CAP SERIES

                                FIRST TRUST ADVISORS L.P.

                                TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Target Small-Cap Series is a high total return through capital appreciation.

MONEY MANAGER COMMENTARY:

Despite a rising interest rate environment, the second half of 1999 was generally positive for U.S. stocks. Initially, the stock market suffered through a correction lasting from mid-July through mid-October as investors digested a couple of Federal Reserve interest rate hikes and their potential impact of slowing corporate earnings growth. But the stock market staged an impressive rally through the end of the year led by technology shares as the nation's economy remained strong and investors' fears of Y2K subsided. The trading during the latter part of this period was characterized by heavy investor demand for early stage growth companies, particularly technology and communications-related shares, at the expense of value stocks.

The Series returned 23.80% for the period from inception on July 2, 1999 through December 31, 1999 and convincingly beat its benchmark, the Russell 2000 Index, as well as both the S&P 500 and Dow Jones Industrial Average for this period. This can be attributed to the Series' current heavy technology (40% of issues) weighting. Leading the Series higher were two software firms, Micromuse (up 233%) and Project Software and Development (up 184%). Ironically the worst performers were also technology issues with Aeroflex (down 45%) and American XTAL Technology (down 40%) both having significant declines.

The outlook for U.S. stocks remains bullish as we enter 2000 due in large part to the booming U.S. economy. While negative factors such as the likelihood of further Federal Reserve interest rate hikes, lofty valuation levels and the perceived narrowness of the market may result in a correction sometime during the next year, the expected continuing strength in U.S. corporate earnings should ultimately result in higher stock prices.

The Series' ability to identify solid companies, which haven't already had significant upward price moves, should continue to work well going forward. The Series' current heavy technology weighting should continue to do well given the current market conditions. In addition, its exposure to consumer cyclicals, capital goods, and healthcare should benefit from either a broadening of the current market rally, or a rotation out of the technology issues that have been leading the market higher.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

JNL/FIRST TRUST TARGET SMALL-CAP SERIES AND THE RUSSELL 2000 INDEX

[LINE GRAPH]

                                                              JNL/FIRST TRUST TARGET SMALL-CAP
                                                                           SERIES                       RUSSELL 2000 INDEX
                                                              --------------------------------          ------------------
7/02/1999                                                                  10000                              10000
7/31                                                                        9780                               9749
8/31                                                                        9310                               9390
9/30                                                                        9560                               9390
10/31                                                                       9650                               9430
11/30                                                                      10770                              10004
12/31/1999                                                                 12380                              11137


                                                    TOTAL RETURN

                                                    FOR THE PERIOD

                                                    FROM JULY 2, 1999* TO

                                                    DECEMBER 31, 1999.....23.80%
                                                    Past performance is not
                                                    predictive of future
                                                    performance. Investment
                                                    return and principal
                                                    value will fluctuate so
                                                    that an investor's
                                                    shares, when redeemed,
                                                    may be more or less than
                                                    their original cost.
                                                    Performance numbers are
                                                    net of all Series
                                                    operating expenses, but
                                                    do not reflect the
                                                    deduction of insurance
                                                    charges.
---------------
* Commencement of operations.

JNL/FIRST TRUST TARGET SMALL-CAP SERIES
FINANCIAL STATEMENTS
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
December 31, 1999

ASSETS
Investments (cost $1,830)                     $       2,200
Cash                                                     11
Receivables:
  Dividends and interest                                  1
  Fund shares sold                                        7
                                              --------------
TOTAL ASSETS                                          2,219
                                              --------------

LIABILITIES
Payables:
  Advisory fees                                           2
  Investment securities purchased                       117
                                              --------------
TOTAL LIABILITIES                                       119
                                              --------------

NET ASSETS                                    $       2,100
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital                               $       1,581
Accumulated net investment loss                          (3)
Accumulated net realized gain on
investments                                             152
Net unrealized appreciation on investments              370
                                              ==============
                                              $       2,100
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                          170
                                              ==============

NET ASSET VALUE PER SHARE                     $       12.38
                                              ==============


Statement of Operations
For the Period Ended December 31, 1999*

INVESTMENT INCOME
  Dividends                                   $           1
  Interest                                                2
                                              --------------
TOTAL INVESTMENT INCOME                                   3
                                              --------------

EXPENSES
  Advisory fees                                           5
  Administrative fees                                     1
                                              --------------
TOTAL EXPENSES                                            6
                                              --------------
NET INVESTMENT LOSS                                      (3)
                                              --------------

REALIZED AND UNREALIZED GAIN
  Net realized gain on investments                      152
  Net change in unrealized appreciation
    on investments                                      370
                                              --------------
NET REALIZED AND UNREALIZED GAIN                        522
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $         519
                                              ==============

------------------------------------------------------------
*    For the period beginning July 2, 1999 (commencement of operations).

                     See notes to the financial statements.

JNL/FIRST TRUST TARGET SMALL-CAP SERIES


Statement of Changes in Net Assets
(in thousands)

                                              PERIOD FROM
                                                JULY 2,
                                                1999* TO
                                              DECEMBER 31,
                                                  1999
                                              --------------

OPERATIONS
  Net investment loss                         $          (3)
  Net realized gain on investments                      152
  Net change in unrealized appreciation
    on investments                                      370
                                              --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS              519
                                              --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares                    2,874
  Cost of shares redeemed                            (1,293)
                                              --------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS                                  1,581
                                              --------------

NET INCREASE IN NET ASSETS                            2,100

NET ASSETS BEGINNING OF PERIOD                            -
                                              --------------

NET ASSETS END OF PERIOD                      $       2,100
                                              ==============

ACCUMULATED NET INVESTMENT LOSS               $          (3)
                                              ==============


Financial Highlights


                                              PERIOD FROM
                                                JULY 2,
                                               1999* TO
                                             DECEMBER 31,
                                                 1999
                                             ---------------

SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $        10.00
                                             ---------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment loss                                 (0.02)
  Net realized and unrealized gains
    on investments                                     2.40
                                             ---------------
Total income from operations                           2.38
                                             ---------------

NET ASSET VALUE, END OF PERIOD               $        12.38
                                             ===============

TOTAL RETURN (A)                                      23.80%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $        2,100
  Ratio of expenses to average net
    assets (b)                                         0.85%
  Ratio of net investment loss to average
    net assets (b)                                    (0.39)%
  Portfolio turnover                                 102.50%

--------------------------------------------------------------------------------
  (1)SHARE TRANSACTIONs:

    Shares sold                                          283
    Shares redeemed                                     (113)
                                               ---------------
    Net increase                                         170
                                               ===============
--------------------------------------------------------------------------------
  PURCHASES AND SALES OF INVESTMENT
  SECURITIES
     (EXCLUDING SHORT-TERM SECURITIES):
     Purchases of securities                 $         2,890
     Proceeds from sales of securities                 1,330
--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year

                     See notes to the financial statements.

                     JNL/FIRST TRUST TARGET SMALL-CAP SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999


                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

COMMON STOCKS - 94.64%

AEROSPACE & DEFENSE - 2.18%
   REMEC Inc. (a)                         1,867 $        48

AUTOMOBILE - 0.77%
   Sonic Automotive Inc. (a)              1,756          17

BUILDING MATERIALS - 2.00%
   Elcor Corp.                            1,469          44

CHEMICALS - 0.91%
   Geon Co.                                 626          20

COMMERCIAL SERVICES - 8.45%
   NCO Group Inc. (a)                     1,485          45
   Plexus Corp. (a)                         801          35
   Workflow Management Inc. (a)           3,689         106
                                                -----------
                                                        186

COMPUTERS - 10.91%
   Bell & Howell Co. (a)                  1,373          44
   Black Box Corp. (a)                    1,055          71
   InterVoice-Brite Inc. (a)              5,392         125
                                                -----------
                                                        240

DIVERSIFIED FINANCIAL SERVICES -
2.05%
   Investment Technology Group Inc.         503          14
   Investors Financial Services             664          31
   Corp.
                                                -----------
                                                         45

ELECTRONICS - 9.50%
   Aeroflex Inc. (a)                      1,470          15
   Artesyn Technologies Inc. (a)          1,782          37
   KEMET Corp. (a)                        2,404         108
   Methode Electronics Inc. - Class       1,519          49
   A
                                                -----------
                                                        209

ENGINEERING & CONSTRUCTION - 3.09%
   Granite Construction Inc.              1,147          21
   Insituform Technologies
     Inc. - Class A (a)                   1,646          47
                                                -----------
                                                         68

FOOD - 1.36%
   Performance Food Group Co. (a)         1,229          30


                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

HEALTHCARE - 5.45%
   Abbott Laboritories                    1,324 $        48
   CONMED Corp. (a)                         779          20
   ResMed Inc. (a)                        1,239          52
                                                -----------
                                                        120
MANUFACTURING - 3.55%
   Dionex Corp. (a)                       1,493          61
   Manitowoc Co. Inc.                       513          17
                                                -----------
                                                         78

MEDIA - 2.18%
   Playboy Enterprises - Class B (a)      1,989          48

PHARMACEUTICALS - 1.82%
   Advance Paradigm Inc. (a)              1,364          29
   Alpharma Inc. - Class A                  357          11
                                                -----------
                                                         40

RETAIL - 8.96%
   Cheesecake Factory Inc. (a)            1,050          37
   Insight Enterprises Inc. (a)           2,235          91
   Sunglass Hut International Inc.(a)     1,922          22
   Urban Outfitters Inc. (a)              1,612          47
                                                -----------
                                                        197

SEMICONDUCTORS - 1.96%
   American Xtal Technology Inc. (a)      2,439          43

SOFTWARE - 21.68%
   Advent Software Inc. (a)                 867          56
   Ardent Software Inc. (a)               1,772          69
   Kronos Inc. (a)                          845          51
   Micromuse Inc. (a)                     1,153         196
   Project Software & Development
     Inc. (a)                             1,899         105
                                                -----------
                                                        477

TELECOMMUNICATIONS - 7.82%
   AVT Corp. (a)                            581          27
   Concord Communications Inc. (a)        1,381          61
   Nortel Networks Corp.                    834          84
                                                -----------
                                                        172
                                                -----------

     Total Common Stocks
       (cost $1,712)                                  2,082
                                                -----------

                     See notes to the financial statements.

                     JNL/FIRST TRUST TARGET SMALL-CAP SERIES

                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

SHORT TERM INVESTMENTS - 5.36%

MONEY MARKET FUNDS - 5.36%
   Dreyfus Cash Management Plus,
    5.53% (b)                       $   101,069 $       101
   Dreyfus Government Cash
   Management                            16,554          17
    5.08% (b)
                                                -----------

     Total Short Term Investments
       (cost $ 118)                                     118
                                                -----------

TOTAL INVESTMENTS - 100%
   (cost $ 1,830)                               $
                                                      2,200
                                                ===========


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1999.

                     See notes to the financial statements.

[FIRST TRUST LOGO]             JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES

                               FIRST TRUST ADVISORS L.P.

                               TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Technology Sector Series is a high total return through capital appreciation.

MONEY MANAGER COMMENTARY:

Despite a rising interest rate environment, the second half of 1999 was generally positive for U.S. stocks. Initially, the stock market suffered through a correction lasting from mid-July through mid-October as investors digested a couple of Federal Reserve interest rate hikes and their potential impact of slowing corporate earnings growth. But the stock market staged an impressive rally through the end of the year led by technology shares as the nation's economy remained strong and investors' fears of Y2K subsided. The trading during the latter part of this period was characterized by heavy investor demand for early stage growth companies, particularly technology and communications-related shares, at the expense of value stocks.

The total return for the Series was 53.90% from its inception on July 2, 1999 through December 31, 1999. Its performance slightly lagged the 55.91% returned by its benchmark, the Morgan Stanley High Tech Index, but greatly outperformed the S&P 500. Leading the Series higher were impressive gains by the shares of Check Point Software Technologies, Oracle and Nortel Networks. Holding back the performance of Series were declines in the share prices of IBM, which blamed Y2K for a temporary decline in the demand for its products, and ECI Telecom.

We believe that the outlook for U.S. stocks remains bullish as we enter 2000 due in large part to the booming U.S. economy. While negative factors such as the likelihood of further Federal Reserve interest rate hikes, lofty valuation levels and the perceived narrowness of the market may result in a correction sometime during the next year, the expected continuing strength in U.S. corporate earnings should ultimately result in higher stock prices. Despite the potential for near-term volatility, the long-term outlook for technology stocks remains positive as companies in an increasingly competitive environment continue to invest heavily in technology to increase productivity and reduce operating costs.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES

AND THE MORGAN STANLEY HIGH TECH INDEX

[LINE GRAPH]

                                                             JNL/FIRST TRUST TECHNOLOGY SECTOR
                                                                          SERIES                  MORGAN STANLEY HIGH TECH INDEX
                                                             ---------------------------------    ------------------------------
7/02/1999                                                                  10000                              10000
7/31                                                                        9840                               9571
8/31                                                                       10410                              10108
9/30                                                                       10720                              10425
10/31                                                                      11680                              11091
11/30                                                                      13030                              12997
12/31/1999                                                                 15390                              15591


                                                    TOTAL RETURN

                                                    FOR THE PERIOD

                                                    FROM JULY 2, 1999* TO

                                                    DECEMBER 31, 1999.....53.90%
                                                    Past performance is not
                                                    predictive of future
                                                    performance. Investment
                                                    return and principal
                                                    value will fluctuate so
                                                    that an investor's
                                                    shares, when redeemed,
                                                    may be more or less than
                                                    their original cost.
                                                    Performance numbers are
                                                    net of all Series
                                                    operating expenses, but
                                                    do not reflect the
                                                    deduction of insurance
                                                    charges.
---------------
* Commencement of operations.

JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES
FINANCIAL STATEMENTS
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
December 31, 1999

ASSETS
Investments (cost $7,250)                     $       8,548
Receivables:
  Dividends and interest                                  2
  Fund shares sold                                       55
                                              --------------
TOTAL ASSETS                                          8,605
                                              --------------

LIABILITIES
Cash overdraft                                          534
Payables:
  Advisory fees                                           4
  Administrative fees                                     1
  Fund shares redeemed                                   46
  Investment securities purchased                       186
                                              --------------
TOTAL LIABILITIES                                       771
                                              --------------

NET ASSETS                                    $       7,834
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital                               $       6,062
Accumulated net investment loss                          (6)
Accumulated net realized gain on                        480
investments
Net unrealized appreciation on investments            1,298
                                              ==============
                                              $       7,834
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                          509
                                              ==============

NET ASSET VALUE PER SHARE                     $       15.39
                                              ==============


Statement of Operations
For the Period Ended December 31, 1999*

INVESTMENT INCOME
  Dividends                                   $           1
  Interest                                                5
                                              --------------
TOTAL INVESTMENT INCOME                                   6
                                              --------------

EXPENSES
  Advisory fees                                          11
  Administrative fees                                     1
                                              --------------
TOTAL EXPENSES                                           12
                                              --------------
NET INVESTMENT LOSS                                      (6)
                                              --------------

REALIZED AND UNREALIZED GAIN
  Net realized gain on investments                      480
  Net change in unrealized appreciation
    on investments                                    1,298
                                              --------------
NET REALIZED AND UNREALIZED GAIN                      1,778
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $       1,772
                                              ==============

------------------------------------------------------------
*    For the period beginning July 2, 1999 (commencement of operations).

                     See notes to the financial statements.

JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES


Statement of Changes in Net Assets
(in thousands)

                                              PERIOD FROM
                                                JULY 2,
                                                1999* TO
                                              DECEMBER 31,
                                                  1999
                                              --------------

OPERATIONS
  Net investment loss                         $          (6)
  Net realized gain on investments                      480
  Net change in unrealized appreciation
    on investments                                    1,298
                                              --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS            1,772
                                              --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares                    7,758
  Cost of shares redeemed                            (1,696)
                                              --------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS                                  6,062
                                              --------------

NET INCREASE IN NET ASSETS                            7,834

NET ASSETS BEGINNING OF PERIOD                            -
                                              --------------

NET ASSETS END OF PERIOD                      $       7,834
                                              ==============

ACCUMULATED NET INVESTMENT LOSS               $          (6)
                                              ==============


Financial Highlights


                                              PERIOD FROM
                                                JULY 2,
                                               1999* TO
                                             DECEMBER 31,
                                                 1999
                                             ---------------

SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $        10.00
                                             ---------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment loss                                 (0.01)
  Net realized and unrealized gains
    on investments                                     5.40
                                             ---------------
Total income from operations                           5.39
                                             ---------------

NET ASSET VALUE, END OF PERIOD               $        15.39
                                             ===============

TOTAL RETURN (A)                                      53.90%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $        7,834
  Ratio of expenses to average net
    assets (b)                                         0.85%
  Ratio of net investment loss to average
    net assets (b)                                    (0.40)%
  Portfolio turnover                                  55.71%

--------------------------------------------------------------------------------
  (1)SHARE TRANSACTIONs:

    Shares sold                                          623
    Shares redeemed                                     (114)
                                               --------------
    Net increase                                         509
                                               ==============

--------------------------------------------------------------------------------
  PURCHASES AND SALES OF INVESTMENT
  SECURITIES
     (EXCLUDING SHORT-TERM SECURITIES):
     Purchases of securities                 $         7,594
     Proceeds from sales of securities                 1,591

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                    JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 91.03%

COMPUTERS - 36.28%
   Check Point Software
      Technologies Ltd. (a)               3,553     $     706
   Cisco Systems Inc. (a)                 3,097           332
   Dell Computer Corp. (a)                4,775           243
   EMC Corp. (a)                          3,385           370
   Gateway Inc. (a)                       5,916           426
   Hewlett-Packard Co.                    1,850           211
   International Business Machines
      Corp.                               1,466           158
   Sun Microsystems Inc. (a)              5,495           426
   Synopsys Inc. (a)                      3,434           229
                                                 --------------
                                                        3,101

ELECTRONICS - 6.43%
   Maxim Integrated Products Inc. (a)     5,817           274
   Solectron Corp. (a)                    2,902           276
                                                 --------------
                                                          550

SEMICONDUCTORS - 16.65%
   Altera Corp. (a)                       4,615           229
   Applied Materials Inc. (a)             2,785           353
   Intel Corp.                            3,093           255
   Texas Instruments Inc.                 2,762           268
   Vitesse Semiconductor Corp. (a)        6,066           318
                                                 --------------
                                                        1,423

SOFTWARE - 19.57%
   BMC Software Inc. (a)                  3,567           285
   Compuware Corp. (a)                    6,327           236
   Microsoft Corp. (a)                    2,160           252
   Oracle Corp. (a)                       5,224           585
   SAP AG - ADR                           6,049           315
                                                 --------------
                                                        1,673

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

TELECOMMUNICATIONS - 12.10%
   ECI Telecom Ltd.                       5,615     $     178
   Lucent Technologies Inc.               2,780           208
   Nortel Networks Corp.                  4,505           455
   Tellabs Inc. (a)                       3,011           193
                                                 --------------
                                                        1,034
                                                 --------------

        Total Common Stocks
           (cost $6,483)                                7,781
                                                 --------------


SHORT TERM INVESTMENTS - 8.97%

MONEY MARKET FUNDS - 8.97%
   Dreyfus Cash Management Plus,
    5.53% (b)                           383,602           383
   Dreyfus Government Cash
   Management,                          383,602           384
     5.08% (b)
                                                 --------------


      Total Short Term Investments
          (cost $767)                                     767
                                                 --------------


TOTAL INVESTMENTS - 100%
   (cost $7,250)                                   $    8,548
                                                 ==============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1999.

                     See notes to the financial statements.

[FIRST TRUST LOGO]              JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE

                                   SECTOR SERIES

                                FIRST TRUST ADVISORS L.P.

                                TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Pharmaceutical/Healthcare Sector Series is a high total return through capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite a rising interest rate environment, the second half of 1999 was generally positive for U.S. stocks. Initially, the stock market suffered through a correction lasting from mid-July through mid-October as investors digested a couple of Federal Reserve interest rate hikes and their potential impact of slowing corporate earnings growth. But the stock market staged an impressive rally through the end of the year led by technology shares as the nation's economy remained strong and investors' fears of Y2K subsided. The trading during the latter part of this period was characterized by heavy investor demand for early stage growth companies, particularly technology and communications-related shares, at the expense of value stocks.

The Series declined 2.60% since its inception on July 2, 1999 through December 31, 1999, narrowly beating the 2.71% decline of the Morgan Stanley Health Care Product Index. The pharmaceutical sector fell out of favor with investors in the second half of the year with valuations dampened by rising interest rates and concern surrounding the political environment in Washington. Potential changes in the Medicare reimbursement system have created concern within the industry that indirect price controls in the U.S. may be the result of direct reimbursement for Medicare recipients. Gains from Jones Pharma and biotech firms Amgen and Biogen aided the Series' results while losses from American Home Products, Cardinal Health and Healthsouth hindered the Series' performance.

We believe that the outlook for U.S. stocks remains bullish as we enter 2000 due in large part to the booming U.S. economy. While negative factors such as the likelihood of further Federal Reserve interest rate hikes, lofty valuation levels and the perceived narrowness of the market may result in a correction sometime during the next year, the expected continuing strength in U.S. corporate earnings should ultimately result in higher stock prices. We continue to believe that the long-term outlook for pharmaceutical and healthcare stocks remains highly favorable due to an aging baby boomer generation, improving access to physicians and patient services and the rapid pace of scientific discoveries. In particular, shares of medical devices, medical supplies and pharmaceutical companies should benefit as consumers and health insurance providers continue to search for cost effective methods of health improvement.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES AND THE

MORGAN STANLEY HEALTH CARE PRODUCT INDEX

[LINE GRAPH]

                                                                      JNL/FIRST TRUST
                                                              PHARMACEUTICAL/HEALTHCARE SECTOR      MORGAN STANLEY HEALTH CARE
                                                                           SERIES                         PRODUCT INDEX
                                                              --------------------------------      --------------------------
7/02/1999                                                                  10000                              10000
7/31                                                                        9500                               9818
8/31                                                                        9590                               9975
9/30                                                                        9080                               9117
10/31                                                                       9370                               9477
11/30                                                                       9880                               9773
12/31/1999                                                                  9740                               9729


                                                    TOTAL RETURN

                                                    FOR THE PERIOD

                                                    FROM JULY 2, 1999* TO

                                                    DECEMBER 31, 1999.....-2.60%
                                                    Past performance is not
                                                    predictive of future
                                                    performance. Investment
                                                    return and principal
                                                    value will fluctuate so
                                                    that an investor's
                                                    shares, when redeemed,
                                                    may be more or less than
                                                    their original cost.
                                                    Performance numbers are
                                                    net of all Series
                                                    operating expenses, but
                                                    do not reflect the
                                                    deduction of insurance
                                                    charges.
---------------
* Commencement of operations.

JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES
FINANCIAL STATEMENTS
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
December 31, 1999

ASSETS
Investments (cost $4,248)                     $       4,360
Receivables:
  Dividends and interest                                  3
  Fund shares sold                                       21
                                              --------------
TOTAL ASSETS                                          4,384
                                              --------------

LIABILITIES
Cash overdraft                                          206
Payables:
  Advisory fees                                           3
  Fund shares redeemed                                    5
  Investment securities purchased                       124
                                              --------------
TOTAL LIABILITIES                                       338
                                              --------------

NET ASSETS                                    $       4,046
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital                               $       4,013
Undistributed net investment income                       1
Accumulated net realized loss
  on investments                                        (80)
Net unrealized appreciation on investments              112
                                              ==============
                                              $       4,046
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                          415
                                              ==============

NET ASSET VALUE PER SHARE                     $        9.74
                                              ==============

Statement of Operations
For the Period Ended December 31, 1999*

INVESTMENT INCOME
  Dividends                                   $           6
  Interest                                                4
                                              --------------
TOTAL INVESTMENT INCOME                                  10
                                              --------------

EXPENSES
  Advisory fees                                           8
  Administrative fees                                     1
                                              --------------
TOTAL EXPENSES                                            9
                                              --------------
NET INVESTMENT INCOME                                     1
                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss on investments                      (80)
  Net change in unrealized appreciation
    on investments                                      112
                                              --------------
NET REALIZED AND UNREALIZED GAIN                         32
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $          33
                                              ==============

------------------------------------------------------------
*    For the period beginning July 2, 1999 (commencement of operations).

                     See notes to the financial statements.

JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES


Statement of Changes in Net Assets
(in thousands)

                                              PERIOD FROM
                                                JULY 2,
                                                1999* TO
                                              DECEMBER 31,
                                                  1999
                                              --------------

OPERATIONS
  Net investment income                       $           1
  Net realized loss on investments                      (80)
  Net change in unrealized appreciation
    on investments                                      112
                                              --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               33
                                              --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares                    5,116
  Cost of shares redeemed                            (1,103)
                                              --------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS                                  4,013
                                              --------------

NET INCREASE IN NET ASSETS                            4,046

NET ASSETS BEGINNING OF PERIOD                            -
                                              --------------

NET ASSETS END OF PERIOD                      $       4,046
                                              ==============

UNDISTRIBUTED NET INVESTMENT INCOME           $           1
                                              ==============


Financial Highlights


                                              PERIOD FROM
                                                JULY 2,
                                               1999* TO
                                             DECEMBER 31,
                                                 1999
                                             ---------------

SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $        10.00
                                             ---------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                   -
  Net realized and unrealized loss
    on investments                                    (0.26)
                                             ---------------
Total loss from operations                            (0.26)
                                             ---------------

NET ASSET VALUE, END OF PERIOD               $         9.74
                                             ===============

TOTAL RETURN (A)                                      (2.60)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $        4,046
  Ratio of expenses to average net
    assets (b)                                         0.85%
  Ratio of net investment income to
  average net assets (b)                               0.15%
  Portfolio turnover                                  58.91%

--------------------------------------------------------------------------------
  (1)SHARE TRANSACTIONs:

    Shares sold                                          532
    Shares redeemed                                     (117)
                                               --------------
    Net increase                                         415
                                               ==============
--------------------------------------------------------------------------------
  PURCHASES AND SALES OF INVESTMENT
  SECURITIES
     (EXCLUDING SHORT-TERM SECURITIES):
     Purchases of securities                 $         5,109
     Proceeds from sales of securities                 1,127

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

             JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 92.06%

BIOTECHNOLOGY - 15.39%
   Amgen Inc. (a)                         5,292     $     318
   Biogen Inc. (a)                        2,583           218
   Genzyme Corp. (a)                      3,009           135
                                                 --------------
                                                          671

HEALTHCARE - 12.04%
   Becton, Dickinson and Co.              5,046           135
   HealthSouth Corp. (a)                 10,542            57
   Health Management Associates
     Inc. (a)                            13,629           182
   Medtronic Inc.                         4,150           151
                                                 --------------
                                                          525

PHARMACEUTICALS - 64.63%
   Abbott Laboratories                    3,494           127
   American Home Products Corp.           3,007           119
   Bristol-Myers Squibb Co.               2,254           145
   Cardinal Health Inc.                   2,559           123
   Elan Corp. Plc. - ADR (a)              5,758           170
   Eli Lilly and Co.                      2,360           157
   Glaxo Wellcome Plc - ADR               2,776           155
   Johnson & Johnson                      1,695           158
   Jones Pharma Inc.                       6145           267
   Merck & Co. Inc.                       2,199           147
   Mylan Laboratories Inc.                6,084           153
   Novartis AG - ADR                      2,080           152
   Pfizer Inc.                            4,574           148
   Roche Holdings AG - ADR                1,479           175
   Schering-Plough Corp.                  3,167           134
   SmithKline Beecham Plc - ADR           2,334           150
   Warner-Lambert Co.                     2,454           201
   Watson Pharmaceuticals Inc. (a)        3,832           137
                                                 --------------
                                                        2,818
                                                 --------------

        Total Common Stocks
           (cost $3,902)                                4,014
                                                 --------------

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

SHORT TERM INVESTMENTS - 7.94%

MONEY MARKET FUNDS - 7.94%
   Dreyfus Cash Management Plus,
    5.53% (b)                           198,414     $     199
   Dreyfus Government Cash
   Management,                          147,232           147
     5.08% (b)
                                                 --------------

      Total Short Term Investments
          (cost $346)                                     346
                                                 --------------


TOTAL INVESTMENTS - 100%
   (cost $4,248)                                   $    4,360
                                                 ==============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1999.

                     See notes to the financial statements.

[FIRST TRUST LOGO]              JNL/FIRST TRUST FINANCIAL SECTOR SERIES

                                FIRST TRUST ADVISORS L.P.

                                TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Financial Sector Series is a high total return through capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite a rising interest rate environment, the second half of 1999 was generally positive for U.S. stocks. Initially, the stock market suffered through a correction lasting from mid-July through mid-October as investors digested a couple of Federal Reserve interest rate hikes and their potential impact of slowing corporate earnings growth. But the stock market staged an impressive rally through the end of the year led by technology shares as the nation's economy remained strong and investors' fears of Y2K subsided. The trading during the latter part of this period was characterized by heavy investor demand for early stage growth companies, particularly technology and communications-related shares, at the expense of value stocks.

The rising interest rate environment that prevailed over the second half of 1999 did not favor financial services stocks. Three successive interest rate hikes by the Federal Reserve, done to preempt inflationary pressures, drove investors away from interest-rate sensitive stocks. Bank shares in particular slumped as investors feared that a higher cost of funds would soon squeeze earnings and that nine years into economic expansion, asset quality might begin to suffer. Insurance stocks slumped in a difficult competitive environment, leaving many property/casualty companies trading below book value. Conversely, investment services shares performed well, supported by solid fundamentals as equity underwriting and equity trading levels were extremely strong.

The Series returned -10.30% versus -9.23% for its benchmark, the S&P Financials Index for the period from inception on July 2, 1999 through December 31, 1999. A bias in the market toward the largest capitalization financial issues favored the capitalization-weighted index while the Series began the period equally weighted. Among individual stocks in the Series, mortgage insurer MGIC Investment Corporation was the top performer, buoyed by quarterly earnings that exceeded expectations. Investment banks Morgan Stanley Dean Witter and Lehman Brothers also performed well amidst strong business conditions. Mortgage lender Countrywide Credit Industries did not fare well, however, as a slowing housing market hurt its earnings.

We believe that the outlook for U.S. stocks remains bullish as we enter 2000 due in large part to the booming U.S. economy. While negative factors such as the likelihood of further Federal Reserve interest rate hikes, lofty valuation levels and the perceived narrowness of the market may result in a correction sometime during the next year, the expected continuing strength in U.S. corporate earnings should ultimately result in higher stock prices. We are positive on the outlook for financial stocks as there are presently exceptional values within the industry relative to the broader market. The new Financial Services Modernization bill (HR10), which replaces the old Glass-Steagall laws, may accelerate the pace of consolidation within the industry. Also, the Internet is making its impact felt in financial services, revolutionizing marketing and distribution practices. Finally, demographic trends are expected to increase demand for financial services over time.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

JNL/FIRST TRUST FINANCIAL SECTOR SERIES AND THE S&P FINANCIALS INDEX

[LINE GRAPH]

                                                              JNL/FIRST TRUST FINANCIAL SECTOR
                                                                           SERIES                      S&P FINANCIALS INDEX
                                                              --------------------------------         --------------------
7/02/1999                                                                  10000                              10000
7/31                                                                        9050                               9238
8/31                                                                        8510                               8813
9/30                                                                        8160                               8347
10/31                                                                       9650                               9724
11/30                                                                       9040                               9260
12/31/1999                                                                  8970                               9077


                                                    TOTAL RETURN

                                                    FOR THE PERIOD

                                                    FROM JULY 2, 1999* TO

                                                    DECEMBER 31, 1999....-10.30%
                                                    Past performance is not
                                                    predictive of future
                                                    performance. Investment
                                                    return and principal
                                                    value will fluctuate so
                                                    that an investor's
                                                    shares, when redeemed,
                                                    may be more or less than
                                                    their original cost.
                                                    Performance numbers are
                                                    net of all Series
                                                    operating expenses, but
                                                    do not reflect the
                                                    deduction of insurance
                                                    charges.
---------------
* Commencement of operations.

JNL/FIRST TRUST FINANCIAL SECTOR SERIES
FINANCIAL STATEMENTS
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
December 31, 1999

ASSETS
Investments (cost $ 2,640)                    $       2,666
Receivables:
  Dividends and interest                                  3
  Fund shares sold                                       17
                                              --------------
TOTAL ASSETS                                          2,686
                                              --------------

LIABILITIES
Cash overdraft                                           98
Payables:
  Advisory fees                                           2
  Investment securities purchased                        90
                                              --------------
TOTAL LIABILITIES                                       190
                                              --------------

NET ASSETS                                    $       2,496
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital                               $       2,604
Undistributed net investment income                       6
Accumulated net realized loss
  on investments                                       (140)
Net unrealized appreciation on investments               26
                                              ==============
                                              $       2,496
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                          278
                                              ==============

NET ASSET VALUE PER SHARE                     $        8.97
                                              ==============

Statement of Operations
For the Period Ended December 31, 1999*

INVESTMENT INCOME
  Dividends                                   $          10
  Interest                                                3
                                              --------------
TOTAL INVESTMENT INCOME                                  13
                                              --------------

EXPENSES
  Advisory fees                                           6
  Administrative fees                                     1
                                              --------------
TOTAL EXPENSES                                            7
                                              --------------
NET INVESTMENT INCOME                                     6
                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss on investments                     (140)
  Net change in unrealized appreciation
    on investments                                       26
                                              --------------
NET REALIZED AND UNREALIZED LOSS                       (114)
                                              --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS    $        (108)
                                              ==============

------------------------------------------------------------
*    For the period beginning July 2, 1999 (commencement of operations).

                     See notes to the financial statements.

JNL/FIRST TRUST FINANCIAL SECTOR SERIES


Statement of Changes in Net Assets
(in thousands)

                                              PERIOD FROM
                                                JULY 2,
                                                1999* TO
                                              DECEMBER 31,
                                                  1999
                                              --------------

OPERATIONS
  Net investment income                       $           6
  Net realized loss on investments                     (140)
  Net change in unrealized appreciation
    on investments                                       26
                                              --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS             (108)
                                              --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares                    3,555
  Cost of shares redeemed                              (951)
                                              --------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS                                  2,604
                                              --------------

NET INCREASE IN NET ASSETS                            2,496

NET ASSETS BEGINNING OF PERIOD                            -
                                              --------------

NET ASSETS END OF PERIOD                      $       2,496
                                              ==============

UNDISTRIBUTED NET INVESTMENT INCOME           $           6
                                              ==============


Financial Highlights


                                              PERIOD FROM
                                                JULY 2,
                                               1999* TO
                                             DECEMBER 31,
                                                 1999
                                             ---------------

SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $        10.00
                                             ---------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                0.02
  Net realized and unrealized loss
    on investments                                    (1.05)
                                             ---------------
Total loss from operations                            (1.03)
                                             ---------------

NET ASSET VALUE, END OF PERIOD               $         8.97
                                             ===============

TOTAL RETURN (A)                                     (10.30)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $        2,496
  Ratio of expenses to average net
    assets (b)                                         0.85%
  Ratio of net investment income to
    average net assets (b)                             0.73%
  Portfolio turnover                                  61.54%


--------------------------------------------------------------------------------
  (1)SHARE TRANSACTIONs:

     Shares sold                                         387
     Shares redeemed                                    (109)
                                               --------------
     Net increase                                        278
                                               ==============

  PURCHASES AND SALES OF INVESTMENT
  SECURITIES
     (EXCLUDING SHORT-TERM SECURITIES):
     Purchases of securities                 $         3,434
     Proceeds from sales of securities                   868

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                     JNL/FIRST TRUST FINANCIAL SECTOR SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 91.97%

BANKS - 16.39%
   Bank of America Corp.                  1,209     $      61
   Chase Manhattan Corp.                  1,063            83
   Fleet Boston Corp.                     2,021            70
   State Street Corp.                     1,062            78
   U.S. Bancorp                           2,665            63
   Wells Fargo Co.                        2,036            82
                                                 --------------
                                                          437

DIVERSIFIED FINANCIAL SERVICES -
53.30%
   American Express Co.                     657           109
   Capital One Financial Corp.            1,721            83
   Charles Schwab Corp.                   1,820            70
   Citigroup Inc.                         1,880           104
   Countrywide Credit Industries
     Inc.                                 2,118            53
   Freddie Mac                            1,623            76
   Fannie Mae                             1,388            87
   Franklin Resources Inc.                2,297            74
   Household International Inc.           1,911            71
   Lehman Brothers Holdings Inc.          1,299            110
   MBNA Corp.                             2,866            78
   MGIC Investment Corp.                  1,924           116
   Merrill Lynch & Co. Inc.               1,156            97
   Morgan Stanley Dean Witter & Co.         777           111
   Providian Financial Corp.              1,031            94
   T. Rowe Price Associates Inc.          2,373            88
                                                 --------------
                                                        1,421


                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

INSURANCE - 17.48%
   AFLAC Inc.                             1,905     $      90
   AXA Financial Inc.                     2,648            90
   Allstate Corp.                         2,467            59
   American International Group Inc.        908            98
   Chubb Corp.                            1,233            69
   Progressive Corp.                        815            60
                                                 --------------
                                                          466

SAVINGS & LOANS - 4.80%
   Charter One Financial Inc.             3,430            66
   Washington Mutual Inc.                 2,393            62
                                                 --------------
                                                          128
                                                 --------------

        Total Common Stocks
           (cost $ 2,426)                               2,452
                                                 --------------


SHORT TERM INVESTMENTS - 8.03%

MONEY MARKET FUNDS - 8.03%
   Dreyfus Cash Management Plus,
    5.53% (a)                           118,585           118
   Dreyfus Government Cash
   Management, 5.08% (a)                 95,800            96
                                                 --------------

      Total Short Term Investments
          (cost $ 214)                                    214
                                                 --------------


TOTAL INVESTMENTS - 100%
   (cost $ 2,640)                                  $    2,666
                                                 ==============


--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1999.

                     See notes to the financial statements.

[FIRST TRUST LOGO]              JNL/FIRST TRUST ENERGY SECTOR SERIES

                                FIRST TRUST ADVISORS L.P.

                                TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Energy Sector Series is a high total return through capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite a rising interest rate environment, the second half of 1999 was generally positive for U.S. stocks. Initially, the stock market suffered through a correction lasting from mid-July through mid-October as investors digested a couple of Federal Reserve interest rate hikes and their potential impact of slowing corporate earnings growth. But the stock market staged an impressive rally through the end of the year led by technology shares as the nation's economy remained strong and investors' fears of Y2K subsided. The trading during the latter part of this period was characterized by heavy investor demand for early stage growth companies, particularly technology and communications-related shares, at the expense of value stocks.

From its inception on July 2, 1999, through December 31, 1999, the total return for the Series was 2.70%, compared to 0.64% for its benchmark, the AMEX Deutsche Bank Energy Index. Despite improving fundamentals due to rising energy prices, shares of energy-related companies traded relatively flat during the second half of the year. Energy prices continued to rise during the second half of 1999 with the price of crude oil increasing from under $20 a barrel at the beginning of the third quarter to over $25 a barrel at the end of the fourth quarter due to sustained production cuts from OPEC members.

We believe that the outlook for U.S. stocks remains bullish as we enter 2000 due in large part to the booming U.S. economy. While negative factors such as the likelihood of further Federal Reserve interest rate hikes, lofty valuation levels and the perceived narrowness of the market may result in a correction sometime during the next year, the expected continuing strength in U.S. corporate earnings should ultimately result in higher stock prices. The outlook for the energy sector appears solid with the 3rd quarter likely marking the trough for earnings for energy companies. Profits for energy companies are expected to increase going forward as the recent increases in energy prices are felt throughout the industry through increased activity in exploration and drilling.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

JNL/FIRST TRUST ENERGY SECTOR SERIES AND THE AMEX DEUTSCHE BANK ENERGY INDEX

[LINE GRAPH]

                                                               JNL/FIRST TRUST ENERGY SECTOR        AMEX DEUTSCHE BANK ENERGY
                                                                           SERIES                             INDEX
                                                               -----------------------------        -------------------------
7/02/1999                                                                  10000                              10000
7/31                                                                       10220                              10358
8/31                                                                       10720                              10626
9/30                                                                        9950                              10154
10/31                                                                       9730                               9933
11/30                                                                       9830                              10097
12/31/1999                                                                 10270                              10064


                                                    TOTAL RETURN

                                                    FOR THE PERIOD

                                                    FROM JULY 2, 1999* TO

                                                    DECEMBER 31, 1999......2.70%
                                                    Past performance is not
                                                    predictive of future
                                                    performance. Investment
                                                    return and principal
                                                    value will fluctuate so
                                                    that an investor's
                                                    shares, when redeemed,
                                                    may be more or less than
                                                    their original cost.
                                                    Performance numbers are
                                                    net of all Series
                                                    operating expenses, but
                                                    do not reflect the
                                                    deduction of insurance
                                                    charges.
---------------
* Commencement of operations.

JNL/FIRST TRUST ENERGY SECTOR SERIES
FINANCIAL STATEMENTS
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
December 31, 1999

ASSETS
Investments (cost $798)                       $         837
Cash                                                      6
Receivable:
  Dividends and interest                                  1
                                              --------------
TOTAL ASSETS                                            844
                                              --------------

LIABILITIES
Payables:
  Advisory fees                                           1
  Investment securities purchased                        81
                                              --------------
TOTAL LIABILITIES                                        82
                                              --------------

NET ASSETS                                    $         762
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital                               $         767
Undistributed net investment income                       3
Accumulated net realized loss
  on investments                                        (47)
Net unrealized appreciation on investments               39
                                              ==============
                                              $         762
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                           74
                                              ==============

NET ASSET VALUE PER SHARE                     $       10.27
                                              ==============

Statement of Operations
For the Period Ended December 31, 1999*

INVESTMENT INCOME
  Dividends                                   $           6
  Interest                                                2
                                              --------------
TOTAL INVESTMENT INCOME                                   8
                                              --------------

EXPENSES
  Advisory fees                                           4
  Administrative fees                                     1
                                              --------------
TOTAL EXPENSES                                            5
                                              --------------
NET INVESTMENT INCOME                                     3
                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss on investments                      (47)
  Net change in unrealized appreciation
    on investments                                       39
                                              --------------
NET REALIZED AND UNREALIZED LOSS                         (8)
                                              --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS    $          (5)
                                              ==============

------------------------------------------------------------
*    For the period beginning July 2, 1999 (commencement of operations).

                     See notes to the financial statements.

JNL/FIRST TRUST ENERGY SECTOR SERIES


Statement of Changes in Net Assets
(in thousands)

                                              PERIOD FROM
                                                JULY 2,
                                                1999* TO
                                              DECEMBER 31,
                                                  1999
                                              --------------

OPERATIONS
  Net investment income                       $           3
  Net realized loss on investments                      (47)
  Net change in unrealized appreciation
    on investments                                       39
                                              --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS               (5)
                                              --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares                    1,747
  Cost of shares redeemed                              (980)
                                              --------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS                                    767
                                              --------------

NET INCREASE IN NET ASSETS                              762

NET ASSETS BEGINNING OF PERIOD                            -
                                              --------------

NET ASSETS END OF PERIOD                      $         762
                                              ==============

UNDISTRIBUTED NET INVESTMENT INCOME           $
                                                          3
                                              ==============


Financial Highlights


                                              PERIOD FROM
                                                JULY 2,
                                               1999* TO
                                             DECEMBER 31,
                                                 1999
                                             ---------------

SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $        10.00
                                             ---------------

INCOME FROM OPERATIONS:
  Net investment income                                0.04
  Net realized and unrealized gain
    on investments                                     0.23
                                             ---------------
Total income from operations                           0.27
                                             ---------------

NET ASSET VALUE, END OF PERIOD               $        10.27
                                             ===============

TOTAL RETURN (A)                                       2.70%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $          762
  Ratio of expenses to average net
    assets (b)                                         0.85%
  Ratio of net investment income to
    average net assets (b)                             0.47%
  Portfolio turnover                                 103.06%

--------------------------------------------------------------------------------
  (1)SHARE TRANSACTIONs:

    Shares sold                                          176
    Shares redeemed                                     (102)
                                               --------------
    Net increase                                          74
                                               ==============

--------------------------------------------------------------------------------
  PURCHASES AND SALES OF INVESTMENT
  SECURITIES
     (EXCLUDING SHORT-TERM SECURITIES):
     Purchases of securities                 $         1,733
     Proceeds from sales of securities                   964

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                      JNL/FIRST TRUST ENERGY SECTOR SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 90.92%

OIL FIELD SERVICES - 24.13%
   BJ Services Co. (a)                      978     $      41
   Baker Hughs Inc.                         883            19
   Cooper Cameron Corp. (a)                 775            38
   Global Industries Ltd. (a)             2,301            20
   Halliburton Co.                          648            26
   Petroleum Geo-Services ASA - ADR (a)   1,798            32
   Schlumberger Ltd.                        457            26
                                                 --------------
                                                          202

OIL & GAS PRODUCERS - 66.79%
   BP Amoco Plc - ADR                       499            30
   Barrett Resources Corp. (a)              737            22
   Chevron Corp.                            302            26
   Diamond Offshore Drilling Inc.         1,036            32
   ENI SpA- ADR                             440            24
   EL Paso Energy Corp.                     758            29
   Enron Corp.                              679            30
   Exxon Mobil Corp.                        359            29
   Global Marine Inc. (a)                 1,879            31
   Nabors Industries Inc. (a)             1,246            38
   Noble Drilling Corp.                   1,515            50
   Royal Dutch Petroleum Co. - NY
     Shares                                 461            28
   Santa Fe International Corp.           1,251            32
   Texaco Inc.                              448            24
   Tidewater Inc.                           967            35
   Total Fina SA - ADR                      430            30
   Transocean Sedco Forex Inc.            1,172            39
   Vastar Resources Inc.                    512            30
                                                 --------------
                                                          559
                                                 --------------

        Total Common Stocks
           (cost $ 722)                                   761
                                                 --------------

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

SHORT TERM INVESTMENTS - 9.08%

MONEY MARKET FUNDS - 9.08%
   Dreyfus Cash Management Plus,
    5.53% (b)                            37,783     $      38
   Dreyfus Government Cash
   Management,                           37,783            38
     5.08% (b)
                                                 --------------

      Total Short Term Investments
          (cost $ 76)                                      76
                                                 --------------


TOTAL INVESTMENTS - 100%
   (cost $ 798)                                     $     837
                                                 ==============









--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1999.

                     See notes to the financial statements.

[FIRST TRUST LOGO]             JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES

                               FIRST TRUST ADVISORS L.P.

                               TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Leading Brands Sector Series is a high total return through capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite a rising interest rate environment, the second half of 1999 was generally positive for U.S. stocks. Initially, the stock market suffered through a correction lasting from mid-July through mid-October as investors digested a couple of Federal Reserve interest rate hikes and their potential impact of slowing corporate earnings growth. But the stock market staged an impressive rally through the end of the year led by technology shares as the nation's economy remained strong and investors' fears of Y2K subsided. The trading during the latter part of this period was characterized by heavy investor demand for early stage growth companies, particularly technology and communications-related shares, at the expense of value stocks.

From its inception on July 2, 1999 through December 31, 1999, the total return for the Series was -4.50%, compared to -4.15% for its benchmark, the Morgan Stanley Consumer Index. The second half of 1999 was a difficult period for consumer growth stocks such as leading brands companies as investors rotated away from their consistent earnings growth toward the greater growth prospects of technology and communications-related shares. Also, higher long-term interest rates took a toll on leading brand companies. Hindering the Series' performance were losses in food processors, H.J. Heinz and Sara Lee; apparel manufacturer, Tommy Hilfiger; and pharmaceutical giant, Bristol-Myers Squibb. The Series benefited from the relative strength of apparel retailer, The Gap, and household products companies including Clorox, Colgate-Palmolive, Kimberly-Clark and Procter & Gamble.

We believe that the outlook for U.S. stocks remains bullish as we enter 2000 due in large part to the booming U.S. economy. While negative factors such as the likelihood of further Federal Reserve interest rate hikes, lofty valuation levels and the perceived narrowness of the market may result in a correction sometime during the next year, the expected continuing strength in U.S. corporate earnings should ultimately result in higher stock prices. We remain confident that both growth and value investors will be attracted to the relatively stable earnings streams of the best leading brands companies particularly if the nation's economy slows to more a historic growth rate.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES AND THE

MORGAN STANLEY CONSUMER INDEX

[LINE GRAPH]

                                                               JNL/FIRST TRUST LEADING BRANDS
                                                                       SECTOR SERIES              MORGAN STANLEY CONSUMER INDEX
                                                               ------------------------------     -----------------------------
7/02/1999                                                                  10000                              10000
7/31                                                                        9730                               9657
8/31                                                                        9640                               9528
9/30                                                                        8820                               8885
10/31                                                                       9540                               9652
11/30                                                                       9660                               9716
12/31/1999                                                                  9550                               9585


                                                    TOTAL RETURN

                                                    FOR THE PERIOD

                                                    FROM JULY 2, 1999* TO

                                                    DECEMBER 31, 1999.....-4.50%
                                                    Past performance is not
                                                    predictive of future
                                                    performance. Investment
                                                    return and principal
                                                    value will fluctuate so
                                                    that an investor's
                                                    shares, when redeemed,
                                                    may be more or less than
                                                    their original cost.
                                                    Performance numbers are
                                                    net of all Series
                                                    operating expenses, but
                                                    do not reflect the
                                                    deduction of insurance
                                                    charges.
---------------
* Commencement of operations.

JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES
FINANCIAL STATEMENTS
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
December 31, 1999

ASSETS
Investments (cost $1,702)                     $       1,733
Receivables:
  Dividends and interest                                  3
  Fund shares sold                                        1
                                              --------------
TOTAL ASSETS                                          1,737
                                              --------------

LIABILITIES
Payables:
  Advisory fees                                           2
  Investment securities purchased                        62
                                              --------------
TOTAL LIABILITIES                                        64
                                              --------------

NET ASSETS                                    $       1,673
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital                               $       1,708
Undistributed net investment income                       5
Accumulated net realized loss
  on investments                                        (71)
Net unrealized appreciation on investments               31
                                              ==============
                                              $       1,673
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                          175
                                              ==============

NET ASSET VALUE PER SHARE                     $        9.55
                                              ==============


Statement of Operations
For the Period Ended December 31, 1999*

INVESTMENT INCOME
  Dividends                                   $           9
  Interest                                                2
                                              --------------
TOTAL INVESTMENT INCOME                                  11
                                              --------------

EXPENSES
  Advisory fees                                           5
  Administrative fees                                     1
                                              --------------
TOTAL EXPENSES                                            6
                                              --------------
NET INVESTMENT INCOME                                     5
                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss on investments                      (71)
  Net change in unrealized appreciation
    on investments                                       31
                                              --------------
NET REALIZED AND UNREALIZED LOSS                        (40)
                                              --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS    $         (35)
                                              ==============

------------------------------------------------------------
*    For the period beginning July 2, 1999 (commencement of operations).

                     See notes to the financial statements.

JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES


Statement of Changes in Net Assets
(in thousands)

                                              PERIOD FROM
                                                JULY 2,
                                                1999* TO
                                              DECEMBER 31,
                                                  1999
                                              --------------

OPERATIONS
  Net investment income                       $           5
  Net realized loss on investments                      (71)
  Net change in unrealized appreciation
    on investments                                       31
                                              --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS              (35)
                                              --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares                    2,722
  Cost of shares redeemed                            (1,014)
                                              --------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS                                  1,708
                                              --------------

NET INCREASE IN NET ASSETS                            1,673

NET ASSETS BEGINNING OF PERIOD                            -
                                              --------------

NET ASSETS END OF PERIOD                      $       1,673
                                              ==============

UNDISTRIBUTED NET INVESTMENT INCOME           $           5
                                              ==============


Financial Highlights


                                              PERIOD FROM
                                                JULY 2,
                                               1999* TO
                                             DECEMBER 31,
                                                 1999
                                             ---------------

SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $        10.00
                                             ---------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                0.03
  Net realized and unrealized loss
    on investments                                    (0.48)
                                             ---------------
Total loss from operations                            (0.45)
                                             ---------------

NET ASSET VALUE, END OF PERIOD               $         9.55
                                             ===============

TOTAL RETURN (A)                                      (4.50)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $        1,673
  Ratio of expenses to average net
    assets (b)                                         0.85%
  Ratio of net investment income to
    average net assets (b)                             0.76%
  Portfolio turnover                                  98.23%

--------------------------------------------------------------------------------
  (1)SHARE TRANSACTIONs:

    Shares sold                                          282
    Shares redeemed                                     (107)
                                               --------------
    Net increase                                         175
                                               ==============

--------------------------------------------------------------------------------
  PURCHASES AND SALES OF INVESTMENT
  SECURITIES
     (EXCLUDING SHORT-TERM SECURITIES):
     Purchases of securities                 $         2,856
     Proceeds from sales of securities                 1,168
--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                  JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 95.10%

AUTO MANUFACTURERS - 3.58%
   Ford Motor Co.                         1,160     $      62

BEVERAGES - 11.48%
   Anheuser-Busch Cos. Inc.                 893            63
   Coca-Cola Co.                          1,217            71
   PepsiCo Inc.                           1,832            65
                                                 --------------
                                                          199

COMPUTERS - 4.10%
   Dell Computer Corp. (a)                1,386            71

COSMETICS & PERSONAL CARE - 16.73%
   Colgate-Palmolive Co.                  1,182            77
   Gillette Co.                           1,661            68
   Kimberly-Clark Corp.                   1,154            75
   Procter & Gamble Co.                     643            70
                                                 --------------
                                                          290

FOOD - 9.69%
   H.J. Heinz Co.                          1,358            54
   Hershey Foods Corp.                    1,240            59
   Sara Lee Corp.                         2,472            55
                                                 --------------
                                                          168

HOUSEHOLD PRODUCTS - 8.25%
   Clorox Co.                             1,557            78
   Dial Corp.                             2,683            65
                                                 --------------
                                                          143

LEISURE TIME - 8.02%
   Carnival Corp.                         1,483            71
   Harley-Davidson Inc.                   1,060            68
                                                 --------------
                                                          139


                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

MEDIA - 4.16%
   Walt Disney Co.                        2,467     $      72

PHARMACEUTICALS - 9.93%
   Bristol-Myers Squibb Co.                 834            53
   Johnson & Johnson                        650            61
   Schering-Plough Corp.                  1,385            58
                                                 --------------
                                                          172

RETAIL - 15.18%
   Gap Inc.                               1,782            82
   McDonald's Corp.                       1,480            60
   Starbucks Corp. (a)                    2,717            66
   Tommy Hilfiger Corp. (a)               2,350            55
                                                 --------------
                                                          263

SEMICONDUCTORS - 3.98%
   Intel Corp.                              837            69
                                                 --------------

     Total Common Stocks
       (cost $ 1,617)                                   1,648
                                                 --------------


SHORT TERM INVESTMENTS - 4.90%

MONEY MARKET FUNDS - 4.90%
   Dreyfus Cash Management Plus,
    5.53% (b)                            83,125            83
   Dreyfus Government Cash
    Management, 5.08% (b)                 1,951             2
                                                 --------------


     Total Short Term Investments
       (cost $ 85)                                         85
                                                 --------------


TOTAL INVESTMENTS - 100%
   (cost $ 1,702)                                  $    1,733
                                                 ==============


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1999.

                     See notes to the financial statements.

[FIRST TRUST LOGO]              JNL/FIRST TRUST COMMUNICATIONS

                                SECTOR SERIES

                                FIRST TRUST ADVISORS L.P.

                                TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Communications Sector Series is a high total return through capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite a rising interest rate environment, the second half of 1999 was generally positive for U.S. stocks. Initially, the stock market suffered through a correction lasting from mid-July through mid-October as investors digested a couple of Federal Reserve interest rate hikes and their potential impact of slowing corporate earnings growth. But the stock market staged an impressive rally through the end of the year led by technology shares as the nation's economy remained strong and investors' fears of Y2K subsided. The trading during the latter part of this period was characterized by heavy investor demand for early stage growth companies, particularly technology and communications-related shares, at the expense of value stocks.

The Series returned 50.90% for the period from inception on July 2, 1999 through December 31, 1999, surpassing the 30.1% return of its benchmark, the AMEX North American Telecommunications Index. Stocks of both communications equipment and communications services companies surged in the final quarter of the year, driven by brisk merger activity in the sector and market euphoria over the outlook for both wireless communications and the Internet. The Series particularly benefited from its positions in wireless technology company Qualcomm Inc., communications chipmakers Broadcom Corporation and Applied Micro Circuits Corporation, and wireless phone maker Nokia.

We believe that the outlook for U.S. stocks remains bullish as we enter 2000 due in large part to the booming U.S. economy. While negative factors such as the likelihood of further Federal Reserve interest rate hikes, lofty valuation levels and the perceived narrowness of the market may result in a correction sometime during the next year, the expected continuing strength in U.S. corporate earnings should ultimately result in higher stock prices. Despite the potential for near-term volatility, the long-term outlook for communications stocks is positive in light of two undeniable trends. First, the increasing availability of low-cost wireless services continues to support the adoption of wireless phones, particularly in the U.S. and Europe. Second, global communications networks originally designed as voice-only are being feverishly overhauled to enable speedy delivery of many forms of information on demand. Supported by expanding global markets for their products and services, communications-related companies should deliver superior earnings growth over the next several years.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

JNL/FIRST TRUST COMMUNICATIONS SECTOR SERIES AND THE

AMEX NORTH AMERICAN TELECOMMUNICATIONS INDEX

[LINE GRAPH]

                                                               JNL/FIRST TRUST COMMUNICATIONS          AMEX NORTH AMERICAN
                                                                       SECTOR SERIES                 TELECOMMUNICATIONS INDEX
                                                               ------------------------------        ------------------------
7/02/1999                                                                  10000                              10000
7/31                                                                        9660                               9965
8/31                                                                        9310                               9321
9/30                                                                        9740                              10098
10/31                                                                      10890                              11361
11/30                                                                      12150                              12010
12/31/1999                                                                 15090                              13010


                                                    TOTAL RETURN

                                                    FOR THE PERIOD

                                                    FROM JULY 2, 1999* TO

                                                    DECEMBER 31, 1999.....50.90%
                                                    Past performance is not
                                                    predictive of future
                                                    performance. Investment
                                                    return and principal
                                                    value will fluctuate so
                                                    that an investor's
                                                    shares, when redeemed,
                                                    may be more or less than
                                                    their original cost.
                                                    Performance numbers are
                                                    net of all Series
                                                    operating expenses, but
                                                    do not reflect the
                                                    deduction of insurance
                                                    charges.
---------------
* Commencement of operations.

JNL/FIRST TRUST COMMUNICATIONS SECTOR SERIES
FINANCIAL STATEMENTS
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
December 31, 1999

ASSETS
Investments (cost $4,485)                     $       5,539
Receivables:
  Dividends and interest                                  3
  Fund shares sold                                       19
                                              --------------
TOTAL ASSETS                                          5,561
                                              --------------

LIABILITIES
Cash overdraft                                          407
Payables:
  Advisory fees                                           3
  Fund shares redeemed                                   23
  Investment securities purchased                        79
                                              --------------
TOTAL LIABILITIES                                       512
                                              --------------

NET ASSETS                                    $       5,049
                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital                               $       3,581
Accumulated net investment loss                          (1)
Accumulated net realized gain
  on investments                                        415
Net unrealized appreciation on investments            1,054
                                              ==============
                                              $       5,049
                                              ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                          335
                                              ==============

NET ASSET VALUE PER SHARE                     $       15.09
                                              ==============


Statement of Operations
For the Period Ended December 31, 1999*

INVESTMENT INCOME
  Dividends                                   $           4
  Interest                                                4
                                              --------------
TOTAL INVESTMENT INCOME                                   8
                                              --------------

EXPENSES
  Advisory fees                                           8
  Administrative fees                                     1
                                              --------------
TOTAL EXPENSES                                            9
                                              --------------
NET INVESTMENT LOSS                                      (1)
                                              --------------

REALIZED AND UNREALIZED GAIN
  Net realized gain on investments                      415
  Net change in unrealized appreciation
    on investments                                    1,054
                                              --------------
NET REALIZED AND UNREALIZED GAIN                      1,469
                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $       1,468
                                              ==============

------------------------------------------------------------
* For the period beginning July 2, 1999 (commencement of operations).


                     See notes to the financial statements.

JNL/FIRST TRUST COMMUNICATIONS SECTOR SERIES


Statement of Changes in Net Assets
(in thousands)

                                              PERIOD FROM
                                                JULY 2,
                                                1999* TO
                                              DECEMBER 31,
                                                  1999
                                              --------------

OPERATIONS
  Net investment loss                         $          (1)
  Net realized gain on investments                      415
  Net change in unrealized appreciation
    on investments                                    1,054
                                              --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS            1,468
                                              --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares                    5,143
  Cost of shares redeemed                            (1,562)
                                              --------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS                                  3,581
                                              --------------

NET INCREASE IN NET ASSETS                            5,049

NET ASSETS BEGINNING OF PERIOD                            -
                                              --------------

NET ASSETS END OF PERIOD                      $       5,049
                                              ==============

ACCUMULATED NET INVESTMENT LOSS               $          (1)
                                              ==============


Financial Highlights


                                              PERIOD FROM
                                                JULY 2,
                                               1999* TO
                                             DECEMBER 31,
                                                 1999
                                             ---------------

SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $        10.00
                                             ---------------

INCOME FROM OPERATIONS:
  Net investment loss                                     -
  Net realized and unrealized gains
    on investments                                     5.09
                                             ---------------
Total income from operations                           5.09
                                             ---------------

NET ASSET VALUE, END OF PERIOD               $        15.09
                                             ===============

TOTAL RETURN (A)                                      50.90%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $        5,049
  Ratio of expenses to average net
    assets (b )                                        0.85%
  Ratio of net investment loss to average
    net assets (b)                                    (0.08%)
  Portfolio turnover                                  85.74%

--------------------------------------------------------------------------------
  (1)SHARE TRANSACTIONs:

    Shares sold                                          446
    Shares redeemed                                     (111)
                                               --------------
    Net increase                                         335
                                               ==============
--------------------------------------------------------------------------------
  PURCHASES AND SALES OF INVESTMENT
  SECURITIES
     (EXCLUDING SHORT-TERM SECURITIES):
     Purchases of securities                 $         5,324
     Proceeds from sales of securities                 1,741

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                     See notes to the financial statements.

                  JNL/FIRST TRUST COMMUNICATIONS SECTOR SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999
                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 91.21%

SEMICONDUCTORS - 17.30%
   Applied Micro Circuits Corp. (a)       2,300     $     293
   Broadcom Corp. - Class A (a)           1,157           315
   PMC-Sierra Inc. (a)                    1,632           262
   Vitesse Semiconductor Corp. (a)        1,681            88
                                                 --------------
                                                          958

TELECOMMUNICATIONS - 32.68%
   AT&T Corp.                             3,025           153
   ALLTEL Corp.                           1,882           156
   Bell Atlantic Corp.                    2,129           131
   BellSouth Corp.                        3,120           146
   Cable & Wireless Plc - ADR             3,999           212
   Deutsche Telekom AG - ADR              3,099           220
   MCI WorldCom Inc. (a)                  2,708           144
   Qwest Communications
     International Inc. (a)               3,857           166
   SBC Communications Inc.                2,632           128
   Telefonica SA - ADR (a)                2,752           217
   Vodafone AirTouch Plc - ADR            2,768           137
                                                 --------------
                                                        1,810

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT - 41.23%
   ADC Telecommunications Inc.            3,005     $     218
   Cisco Systems Inc. (a)                 1,945           208
   Comverse Technology Inc. (a)           1,409           204
   ECI Telecom Limited                    4,509           143
   Lucent Technologies Inc.               2,182           163
   Motorola Inc.                          1,457           214
   Nokia Corp. - ADR                      1,416           269
   Nortel Networks Corp.                  2,463           249
   QUALCOMM Inc. (a)                      2,648           467
   Tellabs Inc. (a)                       2,327           149
                                                 --------------
                                                        2,284
                                                 --------------

      Total Common Stocks
          (cost $ 3,998)                                5,052
                                                 --------------


SHORT TERM INVESTMENTS - 8.79%

MONEY MARKET FUNDS - 8.79%
   Dreyfus Cash Management Plus,
    5.53% (b)                           243,741           244
   Dreyfus Government Cash
   Management, 5.08% (b)                243,741           243
                                                 --------------


      Total Short Term Investments
          (cost $ 487)                                    487
                                                 --------------


TOTAL INVESTMENTS - 100%
   (cost $ 4,485)                                  $    5,539
                                                 ==============


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1999.

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                        NOTES TO THE FINANCIAL STATEMENTS
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NOTE 1. ORGANIZATION

     JNL Variable Fund LLC (the "Fund") is a limited liability company organized under the laws of Delaware, by a Formation and Operating Agreement dated February 11, 1999. The Fund is registered with the Securities and Exchange Commission as a non-diversified fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund includes the following separate Series, each subadvised by First Trust Advisors L.P. ("First Trust"): JNL/First Trust The Dow Target 5 Series, JNL/First Trust The Dow Target 10 Series, JNL/First Trust The S&P Target 10 Series, JNL/First Trust Global Target 15 Series, JNL/First Trust Target 25 Series, JNL/First Trust Target Small-Cap Series, JNL/First Trust Technology Sector Series, JNL/First Trust Pharmaceutical/Healthcare Sector Series, JNL/First Trust Financial Sector Series, JNL/First Trust Energy Sector Series, JNL/First Trust Leading Brands Sector Series and JNL/First Trust Communications Sector Series. The shares of the Fund are sold primarily to life insurance company separate accounts to fund the benefits of variable annuity policies.

     Jackson  National  Financial   Services,   LLC  ("JNFS"),   a  wholly-owned
subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Series.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Series in the preparation of its financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     SECURITY VALUATION -- Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

     FOREIGN CURRENCY TRANSLATIONS -- The accounting records of each Series are maintained in U.S. dollars. Investment securities and other assets and liabilities de-nominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

     Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

     REPURCHASE AGREEMENTS -- A Series may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Series at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Series custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

     DISTRIBUTIONS TO SHAREHOLDERS --For all Series, no distributions of net investment income or realized capital gains are required.

     FEDERAL INCOME TAXES -- The JNL Variable Fund LLC is a limited liability company with all of its interests owned by a single interest, Jackson National Separate Account-I. Accordingly, the Fund is not considered a separate entity for income tax purposes, and therefore is taxed as part of the operations of Jackson National and is not taxed separately. Under current tax law, interest and dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

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                 NOTES TO THE FINANCIAL STATEMENTS (continued)
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NOTE 3. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

     Each Series has an investment advisory agreement with JNFS whereby JNFS provides investment management and transfer agency services. Each Series pays JNFS a fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Series as follows:

     ASSETS                         FEES
     $0 to $500 million             .75%
     $500 million to $1 billion     .70%
     Over $1 billion                .65%

     As compensation for their services, the subadviser, First Trust, receives fees from JNFS, calculated on the basis of the average daily net assets of each Series as follows:

     ASSETS                         FEES
     $0 to $500 million             .35%
     $500 million to $1 billion     .30%
     Over $1 billion                .25%

     ADMINISTRATIVE FEE -- In addition to the investment advisory fee, each Series pays to JNFS an Administrative Fee of .10% of the average daily net assets. Each Series, except the JNL/First Trust Global Target 15 Series, pays JNFS an Administrative Fee of .10% of the average daily net assets of the Series. The JNL/First Trust Global Target 15 Series pays JNFS an Administrative Fee of .15% of the average daily net assets of the Series. In return for the fee, JNFS provides or procures all necessary administrative functions and services for the operations of each Series. In accordance with the agreement, JNFS is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing, trustee fees, and all other services necessary for the operation of each Series. Each Series is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

NOTE 4. FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

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                        REPORT OF INDEPENDENT ACCOUNTANTS
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To the Shareholders and the Board of Managers of JNL Variable Fund LLC

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twelve (12) Series of the JNL Variable Fund LLC listed in Note 1 of the financial statements (hereafter collectively referred to as the "Series") at December 31, 1999, and the results of each of their operations, changes in each of their net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




/s/PricewaterhouseCoopers LLP


Chicago, Illinois
January 14, 2000